[VISTA LOGO]
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- VISTA SELECT TAX FREE INCOME FUND
- VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
- VISTA SELECT NEW YORK TAX FREE INCOME FUND
- VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
---------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT
                                                    FEBRUARY 28, 1997
                                                       (unaudited)

CONTENTS

       Chairman's Letter                                                1

       Fund Commentaries                                                2
       Portfolio of Investments                                        10
       Notes to Financial Statements                                   40
       Per Share Data                                                  45

                                                                  April 10, 1997

Dear Shareholder:

Welcome to The Vista Family of Mutual Funds, one of the country's fastest-growing mutual fund providers.

AS YOU ARE AWARE, YOUR COMMON TRUST FUND INVESTMENT WAS CONVERTED INTO A MUTUAL FUND REGISTERED AS VISTA SELECT MUTUAL FUNDS. THIS TAX-FREE EXCHANGE OF ASSETS WAS MADE POSSIBLE BY THE SMALL BUSINESS JOB PROTECTION ACT, SIGNED INTO LAW IN AUGUST 1996, AND WAS COMMUNICATED TO YOU IN A LETTER DATED JANUARY 27, 1997.

This conversion provides numerous advantages to you, including greater liquidity. Shares of the Vista Select Mutual Funds may be purchased or sold on any business day instead of only once a month. In addition, the conversion provides you with the ability to monitor your Vista Select Mutual Fund performance through semiannual and annual reports as well as daily price quotations available nationally in electronic and print media. In addition, you gain the portability of mutual fund shares when a trust account is moved or distributed.

WE ARE PLEASED TO PRESENT THIS SEMIANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 28, 1997 FOR THE VISTA SELECT TAX FREE FUNDS. Inside, you'll find information on the performance of each fund along with a market overview and portfolio commentary. Please note that, although the Vista Select Tax Free Funds have only a two-month history as of February 28, 1997, the commentary for this semiannual report addresses the entire six-month period.

ECONOMIC GROWTH REPORTS CONTINUE TO DRIVE FIXED INCOME MARKETS

Over the period, the yield on the 30-year U.S. Treasury bond declined from 7.12% to 6.87% as fixed income markets continued to be driven by concerns about the strength of the economy. In the fall, markets rallied strongly on reports of a slowing economy and the subsequent expectation that the Federal Reserve Board would not raise short-term interest rates. However, by mid-February, signs of a stronger economy emerged and long-term rates began trending upward. As the six-month reporting period ended, most market participants expected the Fed to raise the Federal Funds rate in a preemptive strike against potential inflation. This expectation proved correct, as the Fed raised rates in late March.

MARKETS REACT TO IMPROVING STATE FINANCES & CONCERNS OVER WELFARE REFORM

Actions in Washington once again had a large impact on municipal bonds. Most recently, the passage of Federal welfare reform has created concerns about the ability of cities and counties with high welfare caseloads to meet their obligations, especially in California and New York. When combined with improving state finances, these concerns led many investors to favor state and state-appropriated debt over that of cities and counties.

POSITIVE TOTAL RETURNS IN A VOLATILE ENVIRONMENT

Despite the volatile interest rate environment, each of the Vista Select Tax Free Funds delivered a positive total return over the reporting period. This was due in large part to the expertise and intensive work of our experienced team of portfolio managers and analysts.

We appreciate the confidence you have placed in us and look forward to serving your investment needs for many years to come.

Sincerely,
/s/ Fergus Reid
Fergus Reid
Chairman

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

VISTA SELECT TAX FREE INCOME FUND

Vista Select Tax-Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, finished the six months ended February 28, 1997 with a total return of 4.18%. This positive performance was achieved during a period of rapidly-changing interest rate expectations.

INTEREST RATES FALL, THEN RISE

The six months began with interest rates falling in response to reports of an economic slowdown, and a slightly-long duration helped the Fund participate in the market rally. As 1996 ended, however, the Fund's management team began shortening duration with the expectation that economic growth would accelerate. This stance proved to be correct.

While making slight adjustments to the portfolio in response to economic growth, the management team's main emphasis remained on analyzing and finding value in specific securities. In late 1996, for example, the management team sold off the Fund's holdings in the bonds of high-cost electric power providers based on credit concerns, a move which later proved beneficial for shareholders as many of these securities were downgraded by the ratings agencies.

FUND FAVORS STATE DEBT

Two main factors led the management team to generally shift assets from city and county bonds to state and state-appropriated debt. The first was an ongoing concern over the effect welfare reform would have on the finances of cities and counties, particularly in areas with high welfare rolls such as California and New York. Additionally, states continued to benefit from higher-than-expected tax revenues thanks to the expanding national economy, leading several states to receive upgrades from the ratings agencies.

As the reporting period ended, the Fund's stance continued to reflect the management team's cautious stance with regard to interest rates and was slightly underweight in New York on a tactical basis due to the anticipated new supply of in-state debt. Moving forward, the management team will continue to apply in-depth research in search of high-quality securities it believes may provide the most value for shareholders.

--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/97+

  One Year........................................................   4.12%
  Five Years......................................................   6.89%
  Ten Years.......................................................   7.35%

--------------------------------------------------------------------------------

   GROWTH OF $10,000 INVESTMENTS IN VISTA SELECT TAX FREE INCOME FUND AND KEY
                                   BENCHMARKS

                                                            LIPPER
   MEASUREMENT PERIOD       SELECT TAX    LEHMAN MUNI    GENERAL MUNI
 (FISCAL YEAR COVERED)     FREE INCOME     BOND INDEX        AVG.
2/28/87                         10000          10000          10000

   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9982.49        9894           9938
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9521.17        9397.32        9321.84
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9505.01        9350.33        9235.15
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9735.54        9625.23        9436.48
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9854.43        9723.41        9530.84
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9889.9         9745.78        9561.34
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9545.19        9386.16        9149.25
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9573.01        9419.95        9173.95
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9839.02        9665.81        9413.39
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9980.6         9805.96        9585.65
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10331.3        10155           9965.25
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10456.7        10262.7        10069.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10372.4        10142.6         9871.51
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10429.6        10219.7         9923.82
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10432.7        10190.1         9941.69
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10588.4        10338.9        10110.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10656.8        10406          10174.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10679.9        10414.4        10210
SEP-88                      10838.7        10602.9        10404
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11023.9        10789.5        10619.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10951.8        10691.3        10520.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11077.7        10800.4        10681.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11257.8        11023.9        10842.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11190.8        10898.2        10753.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11166.4        10872.1        10748.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11367.7        11130.9        11010.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11553.9        11361.2        11217.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11696.9        11515.8        11363.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11830.3        11672.4        11480.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11759          11558          11357.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11730          11523.3        11320.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11845          11665          11456.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12004.3        11869.2        11637.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12118.5        11966.5        11716.4
JAN-90                      12039.8        11910.3        11591
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12165.9        12016.3        11705.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12182.9        12019.9        11701.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12100.3        11933.3        11549
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12320.9        12193.5        11851.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12433.9        12300.8        11964.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12626.8        12481.6        12162.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12483.5        12300.6        11900
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12526.7        12308          11916.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12708.1        12532          12090.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12940.6        12783.9        12374.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13010.5        12838.9        12428
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13157.3        13010.9        12580.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13301.4        13124.1        12655.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13303.1        13128          12679.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13459.5        13304          12864.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       3594.5        13422.4        12980
JUN-91                       3563.1        13409          12941.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13738.7        13572.5        13128.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13898.5        13751.7        13296.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14071.6        13930.5        13468.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14243.2        14055.8        13589.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14257.4        14095.2        13608.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14504          14398.2        13929.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14563.5        14431.4        13922.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14577          14435.7        13942.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14565          14441.5        13949.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14705.2        14570          14077.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14855.8        14741.9        14276
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15128.6        14989.6        14535.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15607.2        15439.3        15053.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15444.4        15289.5        14812.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15529.4        15388.9        14870.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15344.1        15238.1        14602.6
NOV-92                      15673.3        15510.9        14975
  MEASUR EMENT PERIOD
 (FISCAL YEAR COVERED)      15827.6        15669.1        15160.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16034.2        15850.8        15332
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16536.4        16424.6        15931.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16478.9        16250.5        15749.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16579.7        16414.7        15921.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16670.4        16506.6        16010.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16873.5        16782.2        16286
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16895.9        16804          16286
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17204          17153.6        16647.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17471.2        17349.1        16844
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17477.8        17382.1        16876
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17356.2        17229.1        16700.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17620          17592.7        17034.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17776.3        17793.2        17227
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17441          17332.4        16772.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17041.1        16626.9        16032.6
APR-94                      16991.5        16768.3        16088.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17066.6        16914.2        16231.9
  MEASUR EMENT PERIOD
 (FISCAL YEAR COVERED)      17005.6        16811          16124.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17169.9        17118.6        16410.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17281.8        17178.5        16451.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17130.7        16926          16181.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16891.3        16624.7        15869.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16503          16323.8        15531.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16937          16682.9        15911.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17318.7        17160.1        16387.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17717.4        17659.4        16870.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17906.4        17862.5        17024.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18038.9        17884          17024.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18409.3        18454.5        17550.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18296.1        18293.9        17355.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18453.4        18467.7        17464.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18562.6        18702.2        17655.2
SEP-95                      18627.1        18820          17757.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18911.5        19092.9        18032.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19148.3        19409.9        18380.9
  H]MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19383.1        19596.2        18588.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19536.2        19745.2        18681.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19535          19610.9        18534
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19215.4        19359.9        18241.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19152.9        19305.7        18157.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19158.6        19297.9        18166.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19320.1        19508.3        18335.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19492.5        19683.9        18494.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19524.3        19679.9        18483.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      19774.2        19955.4        18749.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      20002.3        20180.9        18952.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      20335.6        20550.2        19284
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      20176.7        20463.9        19199.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      20180.5        20502.8        19199.2
2/28/97                     20340.8        20691.4        19366.2

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Funds Average for the ten years ended February 28, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a total return benchmark for long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market.

The Lipper General Municipal Bond Funds Average represents the average performance of a universe of 241 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results do not reflect a sales charge.

+ The quoted performance of Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND

For the six months ended February 28, 1997, the Vista Select Intermediate Tax Free Income Fund provided shareholders with a total return of 4.29%. The Fund's objective is to provide monthly dividends which are excluded from gross income for federal tax purposes and to protect the value of its shareholders' investment through a portfolio of higher-quality, intermediate-term municipal bonds.

FUND BENEFITS FROM RELATIVELY-SHORT DURATION

Throughout the reporting period, the Fund maintained a shorter-than-benchmark duration and emphasized high coupon, high premium bonds. The short duration helped to protect principal during periods of volatility while the high levels of income offset the effect of rising interest rates on total return for shareholders who reinvested their income.

As the reporting period ended, the Fund manager was swapping out of shorter call bonds and into longer issues that are non-callable or have more favorable call provisions in an effort to lock in a premium price and reduce the probability of reinvestment in a lower-rate environment.

DIVERSIFICATION WITH EMPHASIS ON STATE DEBT

Throughout the reporting period, the management team favored state- and state-appropriated debt as well as the bonds of essential-service revenue sectors. Among the reasons for this slight bias were the ongoing concern over the potential effect of welfare reform on municipalities as well as the improving finances of many states.

Expecting that interest rates will be volatile in the months ahead, the management team ended the reporting period in search of credits that tend to be more stable. Moving forward, the management team will continue to apply in-depth research in search of high-quality securities it believes may provide the most value for shareholders.

--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/97+

  One Year........................................................   3.74%
  Five Years......................................................   6.95%
  Ten Years.......................................................   6.98%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENTS IN VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
                               AND KEY BENCHMARKS

                              SELECT       LEHMAN 10        LIPPER
   MEASUREMENT PERIOD      INTERM. TAX     YEAR MUNI     INTERM. MUNI
 (FISCAL YEAR COVERED)     FREE INCOME     BOND INDEX     DEBT AVG.
2/28/87                      10000.00       10000.00       10000.00

   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9889.15        9942.00        9940.00
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9248.46        9388.23        9516.56
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9154.06        9436.11        9485.15
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9405.24        9698.43        9659.68
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9525.11        9830.33        9761.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9525.17        9814.60        9774.77
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9056.01        9470.11        9484.46
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9100.54        9525.99        9533.78
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9338.42        9726.03        9714.92
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9594.40        9930.28        9857.73
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10007.40       10263.90       10159.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10083.90       10333.70       10214.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9894.68       10228.30       10113.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9994.98       10327.50       10162.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)        9990.95       10228.40       10159.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10168.30       10366.50       10256.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10256.90       10465.00       10306.40
AUG-88                       10247.10       10462.90       10314.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10418.40       10620.90       10447.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10599.40       10785.50       10579.30
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10479.20       10661.50       10511.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10612.60       10706.20       10609.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10804.80       10943.90       10737.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10719.00       10844.30       10669.00
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10656.60       10804.20       10639.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10881.60       11010.50       10815.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11118.10       11233.00       10971.50
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11246.90       11364.40       11094.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11425.70       11528.00       11216.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11306.60       11460.00       11161.50
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11253.70       11406.20       11144.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11381.70       11536.20       11251.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11593.80       11728.80       11386.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11716.60       11849.60       11481.30
JAN-90                       11662.80       11814.10       11436.50
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11730.30       11901.50       11529.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11679.50       11882.50       11526.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11612.30       11802.90       11458.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11839.90       12059.00       11663.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11943.80       12172.40       11760.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12108.50       12341.50       11907.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11938.00       12163.80       11792.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11951.10       12166.30       11830.00
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12196.60       12433.90       11987.30
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12433.90       12687.60       12185.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12503.60       12718.00       12233.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12678.50       12927.90       12378.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12848.80       13039.00       12482.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12796.40       13032.50       12494.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13010.20       13212.40       12633.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13111.10       13311.50       12725.60
JUN-91                       13064.90       13295.50       12702.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13222.50       13435.10       12836.00
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13377.20       13616.50       12969.50
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13592.70       13824.80       13112.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13713.90       13936.80       13218.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13748.20       13960.50       13255.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14028.70       14257.80       13512.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14094.20       14287.80       13550.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14035.00       14266.30       13565.30
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14020.00       14244.90       13542.30
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14154.30       14380.30       13647.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14327.30       14548.50       13796.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14573.70       14800.20       13989.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15107.00       15285.70       14382.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14884.90       15105.30       14236.20
   MEASUREMENT PERIOD
 (FISCAL YE AR COVERED)      14963.60       15230.70       14321.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14761.20       15075.30       14201.30
NOV-92                       15107.80       15351.20       14451.30
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15250.20       15529.30       14603.00
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15478.00       15790.10       14770.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16059.80       16368.10       15217.00
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15810.30       16129.10       15051.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15928.20       16282.30       15174.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16005.40       16339.30       15233.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16259.50       16661.20       15453.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16264.60       16702.80       15456.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16590.70       17048.60       15737.50
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16901.80       17258.30       15915.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16887.10       17285.90       15947.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16753.10       17144.20       15845.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       17047.20       17509.30       16111.30
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       17238.50       17724.70       16278.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16829.00       17239.00       15928.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16447.50       16580.50       15479.70
APR-94                       16479.90       16789.40       15557.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16547.60       16896.90       15672.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16490.80       16824.20       15628.30
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16652.90       17106.90       15829.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16728.60       17173.60       15891.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16585.00       16941.70       15728.00
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16357.30       16694.40       15545.50
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15979.40       16378.90       15313.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16372.00       16673.70       15545.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       16769.00       17105.50       15849.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       17188.00       17589.60       16185.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       17340.90       17827.10       16329.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       17459.80       17848.50       16360.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       17808.00       18414.30       16745.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       17705.40       18300.10       16681.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       17900.70       18569.10       16836.90
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18062.20       18821.70       17003.60
SEP-95                       18114.40       18942.10       17081.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18356.50       19160.00       17247.50
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18547.20       19416.70       17437.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18728.20       19535.10       17554.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18974.20       19732.40       17698.00
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18934.10       19651.50       17643.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18597.30       19407.80       17443.80
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18569.10       19339.90       17410.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18526.90       19285.80       17405.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18637.50       19469.00       17511.60
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18854.70       19655.90       17665.70
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18833.70       19655.90       17669.20
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       18994.60       19858.30       17819.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       19198.20       20108.60       17990.50
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       19536.70       20514.80       18253.10
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       19432.30       20422.40       18198.40
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       19481.80       20502.10       18236.60
2/28/97                      19641.40       20694.80       18369.70

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Intermediate Tax Free Income Fund, the Lehman 10 Year Municipal Bond Index and the Lipper Intermediate Municipal Funds Average for the ten years ended February 28, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Intermediate Municipal Bond Index is a total return benchmark for intermediate-term, investment grade tax-exempt bond market. Bonds included in the Lehman Intermediate Municipal Bond Index are representative of the market.

The Lipper 10 Year Municipal Debt Funds Average represents the performance of 147 actively-managed tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results do not reflect a sales charge.

+ The quoted performance of Vista Select Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT NEW YORK TAX FREE INCOME FUND

Vista Select New York Tax-Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality, longer-term municipal bonds, finished the six months ended February 28, 1997 with a total return of 4.03%. This positive performance was achieved during a period of significant new supply in the market and rapidly-changing interest rate expectations.

SCARCITY OF NEW ISSUES ENDS

Supply and demand factors, always important in the municipal bond market, played a major role in the investment management team's decision-making. Throughout the reporting period, there was significant new supply of New York issues, causing state bonds to underperform the general municipals market.

Offsetting the negative impact of this new supply on bond prices were several positive trends. These included strong demand from property and casualty insurance companies, increased retail investor interest and improving state finances. The management team took advantage of the new supply to upgrade the overall credit quality of the portfolio with emphasis on water and sewer bonds as well as state-appropriated debt.

MANAGEMENT TEAM ANTICIPATES VOLATILE RATE ENVIRONMENT

The six months began with interest rates falling in response to reports of an economic slowdown, and a slightly-long duration helped the Fund participate in the market rally. As 1996 ended, however, the Fund's management team began shortening duration with the expectation that economic growth would accelerate.

Moving forward, there is a possibility that New York state general obligation debt will be upgraded by the ratings agencies. Therefore, as the quarter ended, the management team was actively searching for issues which would benefit from improving credit quality trends in a supply-rich market.

--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/97+

  One Year........................................................   4.07%
  Five Years......................................................   6.66%
  Ten Years.......................................................   6.62%

--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTMENTS IN VISTA SELECT NY TAX FREE INCOME FUND AND KEY
                                   BENCHMARKS

                            SELECT NY
   MEASUREMENT PERIOD        TAX FREE      LIPPER NY     LEHMAN MUNI
 (FISCAL YEAR COVERED)        INCOME       MUNI AVG.      BOND INDEX
2/28/87                      10000         10000          10000

   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9959.67        9957           9894
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9082.98        9253.04        9397.32
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       8992.92        9159.58        9350.33
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9328.53        9380.33        9625.23
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9318.55        9475.07        9723.41
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9390.15        9511.08        9745.78
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       8952.09        9065.96        9386.16
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       8902.6         9106.76        9419.95
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9066.96        9359.01        9665.81
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9524.89        9555.55        9805.96
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9881.31        9933          10155
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9907.52       10028.4        10262.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9702.99        9814.75       10142.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9717.25        9861.86       10219.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9712.41        9865.8        10190.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9847.21       10020.7        10338.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9974.4        10081.8        10406
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       9988          10117.1        10414.4
SEP-88                      10228.9        10309.3        10602.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10405.4        10540.3        10789.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10363.9        10412.7        10691.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10412.7        10571          10800.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10649.2        10726.4        11023.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10527.7        10629.9        10898.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10476.6        10615          10872.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      10792.7        10885.7        11130.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11267.9        11092.5        11361.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11207.4        11237.8        11515.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11378          11356.9        11672.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11145.2        11243.4        11558
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11103.1        11192.8        11523.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11209.5        11290.1        11665
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11493.6        11462.9        11869.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11701.3        11552.3        11966.5
JAN-90                      11484.8        11429.8        11910.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11570.1        11528.1        12016.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11477.4        11499.3        12019.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11319.8        11354.4        11933.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11759.6        11648.5        12193.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11864.9        11785.9        12300.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11978.3        12007.5        12481.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11769.8        11757.8        12300.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11736          11710.7        12308
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      11938.3        11830.2        12532
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12306.2        12102.3        12783.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12337.6        12139.8        12838.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12463.4        12308.5        13010.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12732.8        12377.5        13124.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12531.3        12427          13128
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12765.3        12629.5        13304
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12995.1        12726.8        13422.4
JUN-91                      12855.2        12716.6        13409
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      12798.6        12930.2        13572.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13186.6        13124.2        13751.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13311.7        13328.9        13930.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13499.7        13456.9        14055.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13519.1        13473          14095.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13796.3        13754.6        14398.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13694          13670.7        14431.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13754.5        13724          14435.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13793.3        13769.3        14441.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      13920.8        13919.4        14570
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14088.3        14133.8        14741.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14454.8        14427.8        14989.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14972.2        14964.5        15439.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14736.3        14731          15289.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14758.1        14773.7        15388.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      14556.8        14524.1        15238.1
NOV-92                      14866.3        14881.4        15510.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15048.3        15068.9        15669.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15246.5        15254.2        15850.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15781.8        15862.8        16424.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15650.4        15701          16250.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15805.6        15873.8        16414.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15883.4        15986.5        16506.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16092.7        16258.2        16782.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16089.4        16256.6        16804
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16400.5        16611          17153.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16592.7        16793.7        17349.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16563.5        16825.6        17382.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16483.3        16637.2        17229.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16746.1        16986.6        17592.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16930.7        17168.3        17793.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16491          16735.7        17332.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16030.4        15989.3        16626.9
APR-94                      15992          16002          16768.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16077.3        16155.7        16914.2
  ]MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16006.9        16047.4        16811
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16230.2        16323.5        17118.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16303.7        16383.8        17178.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16051.8        16067.6        16926
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15808.9        15722.2        16624.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15412.8        15297.7        16323.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      15773          15706.1        16682.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16059.9        16136.5        17160.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16537.4        16648          17659.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16685.7        16786.2        17862.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      16789.8        16801.3        17884
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17239          17345.7        18454.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17070.8        17111.5        18293.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17242.8        17217.6        18467.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17404.5        17413.9        18702.2
SEP-95                      17506.5        17504.4        18820
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17745.3        17791.5        19092.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18031.4        18136.6        19409.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18205.6        18327.1        19596.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18313.8        18413.2        19745.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18250.2        18254.8        19610.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17973.2        17953.7        19359.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17918.1        17876.5        19305.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      17916.8        17876.5        19297.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18056.9        18067.7        19508.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18279.4        18239.4        19683.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18256.5        18195.6        19679.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18455.8        18479.5        19955.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18633.2        18664.2        20180.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18949.3        18996.5        20550.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18763.4        18899.6        20463.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)      18830.8        18893.9        20502.8
2/28/97                     18992.5        19064          20691.4

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select New York Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Municipal Funds Average for the ten years ended February 28, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a total return benchmark for long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market.

The Lipper New York Municipal Debt Funds Average represents the average performance of a universe of 100 actively-managed New York tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results do not reflect a sales charge.

+ The quoted performance of Vista Select NY Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND

For the six months ended February 28, 1997, the Vista Select New Jersey Tax Free Income Fund provided shareholders with a total return of 2.83%. The Fund's objective is to provide monthly dividends which are excluded from gross income for federal tax purposes and exempt from New Jersey personal income tax.

FUND BENEFITS FROM RELATIVELY-SHORT DURATION

Throughout the reporting period, the Fund maintained a shorter-than-benchmark duration, and emphasized high coupon, high premium bonds. The short duration helped to protect principal during periods of volatility while the high levels of income offset the effect of rising interest rates on total return for shareholders who reinvested income.

As the reporting period ended, the Fund manager was swapping out of shorter call bonds and into longer issues that are non-callable or have more favorable call provisions in an effort to lock in a premium price and reduce the probability of reinvestment in a lower-rate environment.

AN EMPHASIS ON STATE DEBT

Throughout the reporting period, the management team favored state- and state-appropriated debt as well as the bonds of essential-service revenue sectors. One important reason for this bias was the ongoing concern over the potential effect of welfare reform on municipalities.

Expecting that interest rates will be volatile in the months ahead, the management team ended the reporting period in search of credits that tend to be more stable, such as high-quality housing bonds. Moving forward, the management team will continue to apply in-depth research in search of high-quality securities it believes may provide the most value for shareholders.

--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/97+

  One Year........................................................   2.89%
  Five Years......................................................   5.89%
  Since Inception (5/1/90)........................................   6.62%

--------------------------------------------------------------------------------

    GROWTH OF $10,000 INVESTMENTS IN VISTA SELECT NJ TAX FREE INCOME AND KEY
                                   BENCHMARKS

                            SELECT NJ       LEHMAN 7      LIPPER NJ
   MEASUREMENT PERIOD        TAX FREE      YEAR MUNI      MUNI DEBT
 (FISCAL YEAR COVERED)        INCOME       BOND INDEX        AVG.
5/31/90                      10000          10000          10000

   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10127.1        10084          10096
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10224.5        10218.1        10293.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10154.7        10137.4        10046.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10090.9        10152.6        10053.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10257.3        10333.3        10254.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10481          10512.1        10501.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10514.8        10541.5        10533.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10536.8        10704.9        10686.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10781.8        10816.2        10774
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10696.8        10792.5        10774
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10777.8        10930.6        10927
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10892.7        10999.5        11040.6
JUN-91                       10838.1        10978.5        10999.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       10962.3        11088.3        11179
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11114.5        11240.2        11323.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11206.7        11395.4        11454.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11377.9        11487.7        11550.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11387.5        11524.4        11564.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11571.6         11771         11808.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11616.5        11799.3        11815.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11575.4        11801.7        11838.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11556          11761.5        11831.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11593.4        11865          11927
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11729.3        11987.2        12113
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       11953.5        12177.8        12312.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12286.3        12540.7        12736.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12176.6        12411.6        12559.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12195.2        12512.1        12599.6
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12161.4        12428.3        12360.2
NOV-92                        1251.4        12613.5        12689
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12347.2        12716.9        12851.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12507.3        12902.5        13004.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12892.7        13298.7        13510.2
  MEAS UREMENT PERIOD
 (FISCAL YEAR COVERED)       12714.4        13124.5        13341.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12792.9        13205.8        13493.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12850.4        13245.4        13585.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13016.8        13487.8        13828.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13017.1        13489.2        13836.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13227.9        13729.3        14141.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13442.1        13878.9        14299.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13434.3        13915          14308
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13364          13792.6        14154.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13567.8        14046.4        14449.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13678.8        14195.2        14605.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13433.9        13887.2        14205.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13215.6        13516.4        13566
APR-94                       13254.8        13616.4        13620.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13307.1        13683.2        13726.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13261.9        13658.5        13637.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13370.8        13851.1        13882.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13420.6        13923.1        13939.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13349.9        13789.5        13711
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13213.8        13651.6        13438.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       12976.3        13452.3        13134.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13245.5        13656.8        13493.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13490          13913.5        13885.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13746.6        14226.5        14250.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13868.3        14374.5        14376.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       13960.4        14413.3        14386.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14182.9        14796.7        14825.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14164.1        14783.4        14672.5
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14296.5        14971.1        14764.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14420.3        15147.8        14919.9
SEP-95                       14443.6        15205.4        15012.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14576.7        15337.6        15233.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14693.2        15506.4        15498.2
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14797.3        15588.5        15659.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14967.6        15739.8        15742.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14983          15686.2        15611.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14776.2        15532.5        15372.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14772          15504.6        15314.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14764.9        15481.3        15331.3
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14852.2        15600.5        15475.4
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15001.5        15728.4        15623.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       14992.7        15737.9        15609.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15083.3        15879.5        15808.1
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15216.5        16051          15967.8
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15426.4        16319.1        16232.9
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15264.6        16268.5        16164.7
   MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)       15299.4        16327          16174.4
2/28/97                      15416.4        16462.5        16305.4

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select New Jersey Tax Free Income Fund, the Lehman 7 Year Municipal Bond Index and the Lipper New Jersey Municipal Debt Average from May 31, 1990 through February 28, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman 7-Year Municipal Bond Index is a total return benchmark for the intermediate-term, investment grade tax-exempt bond market. Bonds included in the Lehman 7-Year Municipal Bond Index are representative of the market.

The Lipper New Jersey Municipal Debt Funds Average represents the average performance of a universe of 56 actively-managed New Jersey tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results do not reflect a sales charge.

+ The quoted performance of Vista Select NJ Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 98.4%
----------------------------------------------------------------------------------------
                ALASKA -- 0.3%
                --------------------------------------------------------
$  1,600,000      Alaska North Slope, GO, 8.350%, 06/30/98                 $   1,688,000
                                                                           -------------
                ARIZONA -- 3.6%
                --------------------------------------------------------
   5,300,000      Pima County, Arizona, Unified School District, No. 1,        6,485,875
                    Tucson, GO, 7.500%, 07/01/10
  15,000,000      Salt River Project, Arizona Agriculture, Ser. B, Rev.,      17,137,500
                    7.000%, 01/01/05
                                                                           -------------
                                                                              23,623,375
                                                                           -------------
                CALIFORNIA -- 9.1%
                --------------------------------------------------------
                  California State
   5,000,000        GO, 6.000%, 08/01/16                                       5,150,000
   2,000,000        GO, 6.500%, 11/01/09                                       2,275,000
   3,950,000        GO, 10.000%, 09/01/99                                      4,488,188
   1,000,000        Ser. B, GO, 10.000%, 08/01/02                              1,257,500
   1,000,000        Veterans Bond, Ser. AM, GO, 9.000%, 10/01/05               1,288,750
   1,735,000      Chico, California Public Financing Authority,                1,845,606
                    Southeast Chico Redevelopment Project, Ser. A, Rev.,
                    6.625%, 04/01/21
                  Kern, California High School District, Ser. A,
   3,455,000        GO, 6.400%, 02/01/13                                       3,830,731
   3,435,000        GO, 6.400%, 08/01/13                                       3,808,556
   3,240,000        GO, 6.500%, 02/01/15                                       3,592,350
   3,225,000        GO, 6.500%, 08/01/15                                       3,575,719
   7,400,000      Los Angeles County, California Metropolitan                  6,706,250
                    Transportation Authority Sales Tax Rev., 2nd Ser.,
                    Ser. A, Rev., 5.000%, 07/01/25
   4,000,000      Los Angeles, California, Harbor Department, Rev.,            4,955,000
                    7.600%, 10/01/18
   4,000,000      Los Angeles, California, Ser. A, GO, 6.000%, 09/01/10        4,185,000
                  Modesto, California Irrigation District Financing
                    Authority,
   3,000,000        Ser. A, Rev., 6.000%, 10/01/15                             3,135,000
   4,300,000        COP, 86 Geysers Geo, COP 5.000%, 10/01/17                  3,929,125
   5,400,000      Pasadena, California Electric, Rev., 5.375%, 08/01/12        5,373,000
                                                                           -------------
                                                                              59,395,775
                                                                           -------------
                COLORADO -- 4.7%
                --------------------------------------------------------
   1,190,000      Adams County, Colorado School District No. 012, GO,          1,262,888
                    6.200%, 12/15/10
   4,000,000      Colorado Springs, Colorado Utilities, Rev., 6.100%,          4,140,000
                    11/15/24
   6,000,000      Garfield Pitkin & Eagle Counties Colorado School             6,757,500
                    District No. Rev. 1 Roarge Fk, GO, 6.600%, 12/15/14

                       See notes to financial statements.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
$  1,000,000      Jefferson County Colorado School District No. R-001,     $   1,125,000
                    1985 Ser. B, GO, 9.000%, 12/15/99
                  Platte River Power Authority, Colorado, Ser. DD,
   3,050,000        Rev., 6.000%, 06/01/05                                     3,317,424
   4,400,000        Rev., 6.000%, 06/01/06                                     4,789,136
   1,620,000        Rev., 6.000%, 06/01/07                                     1,761,750
   8,295,000      Westminster, Colorado Special Purpose Post Project,          7,922,886
                    Ser. B, Rev., 5.125%, 12/01/16
                                                                           -------------
                                                                              31,076,584
                                                                           -------------
                CONNECTICUT -- 0.8%
                --------------------------------------------------------
   4,975,000      Connecticut State Housing Finance Authority, Housing         5,186,438
                    Mortgage Financing Program, C1, Rev., 6.600%,          -------------
                    11/15/23
                DELAWARE -- 0.9%
                --------------------------------------------------------
   5,000,000      Delaware State Economic Development Authority,               5,787,500
                    Osteopathic Hospital Association of Delaware, Ser.
                    A, Rev., 6.900%, 01/01/18
     230,000      Sussex County, Delaware, Single Family Mortgage,               231,911
                    Residential, Rev., 9.375%, 02/01/17
                                                                           -------------
                                                                               6,019,411
                                                                           -------------
                DISTRICT OF COLUMBIA -- 1.2%
                --------------------------------------------------------
                  Georgetown University, District of Columbia, Ser. A,
                    Exchanged,
   3,285,000        Rev., 8.125%, 04/01/08                                     3,475,366
   4,000,000        Rev., 8.250%, 04/01/18                                     4,235,680
                                                                           -------------
                                                                               7,711,046
                                                                           -------------
                FLORIDA -- 6.7%
                -
   4,635,000      Broward County, Florida Resource Recovery, Ses Broward       5,075,325
                    Co. LP South Project, Rev., 7.950%, 12/01/08
                  Dade County, Florida Special Obligation, Miami Beach
                    Convention Center,
   2,200,000        Project, Special Tax, 8.625%, 12/01/07                     2,783,000
   1,000,000        Ser. A, Special Tax, 8.625%, 12/01/08                      1,055,320
   5,000,000      Daytona Beach, Florida Water & Sewer, Ser. 1978, Rev.,       5,687,500
                    6.750%, 11/15/07
   4,000,000      Florida State, Division Board Finance Department,            4,045,000
                    General Services, Dept. Environmental Preservation
                    2000, Ser. A, Rev., 5.250%, 07/01/09
   3,670,000      Greater Orlando Aviation Authority, Orlando Florida          3,949,838
                    Airport Facilities, Ser. A, Rev., 6.500%, 10/01/12
   3,205,000      Hillsborough County Florida Aviation Authority, Tampa        3,413,325
                    International Airport, Ser. B, Rev., 6.000%,
                    10/01/18

                       See notes to financial statements.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
$  2,565,000      Indian Trace Community Development District, Florida,    $   2,636,846
                    Basin 1 Water Management, Special Assessment,
                    8.750%, 05/01/07
                  Orange County, Florida Health Facilities Authority,
                    Orlando Regional Health Care,
   4,425,000        Ser. A, Rev., 6.250%, 10/01/12                             4,845,375
   2,310,000        Ser. C, Rev., 6.250%, 10/01/12                             2,529,450
   3,000,000      Orange County, Florida Tourist Development, Ser. A,          3,273,750
                    Rev., 6.500%, 10/01/10
   5,000,000      Palm Beach County, Florida, Parks & Recreation               4,812,500
                    Facilities, Rev., 5.250%, 11/01/16
                                                                           -------------
                                                                              44,107,229
                                                                           -------------
                GEORGIA -- 8.6%
                --------------------------------------------------------
   5,000,000      Burke County, Georgia, Development Authority PCR,            5,900,000
                    Oglethorpe Power Co., Bogtle, Rev., 8.000%, 01/01/22
   7,665,000      De Kalb County, Georgia, Housing Authority Apartment         8,096,156
                    Development, Fox Hollow Apartment, Rev., 7.000%,
                    08/15/22
     170,000      Georgia State Residential Financing Authority Single           174,888
                    Family Insured Mortgage, Ser. A, Rev., 8.400%,
                    12/01/18
   5,975,000      Georgia State, Ser. D, GO, 7.400%, 08/01/08                  7,244,688
                  Metropolitan Atlanta Rapid Transit Authority, Georgia,
   5,000,000        Second Indenture, Ser. A, Rev., 6.900%, 07/01/20           5,762,500
  10,485,000        Ser. P, Rev., 6.250%, 07/01/20                            11,441,756
  17,500,000      Richmond County, Georgia, Board of Education, GO,           17,543,750
                    5.950%, 11/01/26
                                                                           -------------
                                                                              56,163,738
                                                                           -------------
                HAWAII -- 1.4%
                --------------------------------------------------------
   3,265,000      Hawaii State, Airports System, Third Ser., Rev.,             3,367,031
                    5.375%, 07/01/01
   5,000,000      Honolulu, Hawaii City & County, Ser. A, GO, 7.350%,          6,018,750
                    07/01/08
                                                                           -------------
                                                                               9,385,781
                                                                           -------------
                ILLINOIS -- 2.7%
                --------------------------------------------------------
  10,160,000      Chicago, Illinois, O'Hare International Airport,            11,010,900
                    Special Facilities, United Air Lines, Ser. A, Rev.,
                    8.400%, 05/01/18
                  Illinois Health Facilities Authority,
     862,000        Refunded, Ser. A, Rev., 7.900%, 08/15/03                     998,843
   2,182,000        Unrefunded Balance, Ser. A, Rev., 7.900%, 08/15/03         2,239,823
   3,250,000      Illinois Housing Development Authority, Multi-Family,        3,522,188
                    Ser. 1991-A, Rev., 8.250%, 07/01/16
                                                                           -------------
                                                                              17,771,754
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                INDIANA -- 0.9%
                --------------------------------------------------------
$  5,000,000      Indianapolis, Indiana LOC Public Improvement Bond,       $   5,612,500
                    Ser. A, Rev., 6.500%, 01/01/12                         -------------
                KENTUCKY -- 1.5%
                --------------------------------------------------------
   1,000,000      Logan County, Kentucky, PCR, Atlantic Richfield Co.          1,027,810
                    Proj., Rev., 11.000%, 08/01/97
   8,000,000      Louisville & Jefferson County, Kentucky, Metropolitan        8,760,000
                    Sewer District & Drain System, Ser. A, Rev., 6.500%,
                    05/15/24
                                                                           -------------
                                                                               9,787,810
                                                                           -------------
                LOUISIANA -- 1.9%
                --------------------------------------------------------
   2,390,000      Louisiana Public Facilities Authority, Single Family         2,504,123
                    Mortgage, GNMA Mortgage, Ser. C, Rev., 8.800%,
                    04/01/13
                  Orleans Parish, Louisiana School Board,
   4,000,000        GO, 7.500%, 09/01/20                                       4,620,000
   2,000,000        Rev., 8.850%, 02/01/06                                     2,580,000
   2,000,000        Rev., 8.900%, 02/01/07                                     2,612,500
                                                                           -------------
                                                                              12,316,623
                                                                           -------------
                MARYLAND -- 0.1%
                --------------------------------------------------------
     605,000      Maryland State, Community Development Administration,          609,398
                    Multi-Family Housing, Insured Mortgage Loans, Ser.     -------------
                    C, Rev., 9.000%, 05/15/05
                MASSACHUSETTS -- 4.0%
                --------------------------------------------------------
   3,500,000      Chelsea, Massachusetts, School Project Loan Act 1948,        3,788,750
                    GO, 6.500%, 06/15/12
   2,750,000      Haverlhill, Massachusetts, Unlimited Tax, Ser. A, GO,        3,011,250
                    7.000%, 06/15/12
   9,500,000      Massachusetts State Water Resource Authority, Ser. A,        9,725,625
                    Rev., 6.000%, 08/01/20
   7,985,000      Massachusetts State, Consolidated Loan, Ser. D, GO,          7,605,713
                    5.125%, 11/01/15
   2,015,000      South Essex, Massachusetts, Sewer District, Ser. B,          2,307,175
                    GO, 6.750%, 06/01/15
                                                                           -------------
                                                                              26,438,513
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                MONTANA -- 1.3%
                --------------------------------------------------------
                  Montana State, Long-Range Building Program, Ser. D,
$  2,370,000        GO, 5.250%, 08/01/16                                   $   2,322,600
   2,005,000        GO, 5.375%, 08/01/13                                       2,010,012
   2,120,000        GO, 5.375%, 08/01/14                                       2,125,300
   2,240,000        GO, 5.375%, 08/01/15                                       2,237,200
                                                                           -------------
                                                                               8,695,112
                                                                           -------------
                NEVADA -- 0.6%
                --------------------------------------------------------
   3,900,000      Nevada State, Colorado River Commn, GO, 5.300%,              3,719,625
                    07/01/24                                               -------------
                NEW JERSEY -- 5.5%
                --------------------------------------------------------
   5,215,000      New Jersey Economic Development Authority, Educational       5,514,862
                    Testing Service, Ser. B, Rev., 6.250%, 05/15/25
                  New Jersey Sports & Exposition,
   1,500,000        State Guaranteed, Rev., 8.300%, 01/01/03                   1,783,125
   3,470,000        Ser. A, Rev., 6.500%, 03/01/19                             3,682,538
   5,000,000      New Jersey State Highway Authority, Garden State             5,468,750
                    Parkway General, Rev., 6.200%, 01/01/10
                  New Jersey State Transportation Trust Fund Authority,
                    Transportation Systems, Ser. B,
  10,500,000        Rev., 5.250%, 06/15/14                                    10,224,375
   5,000,000        Rev., 6.500%, 06/15/10                                     5,693,750
                  New Jersey Wastewater Treatment Trust,
   1,730,000        Prerefunded, Ser. A, Rev., 7.375%, 05/15/07                1,835,962
      20,000        Unrefunded Balance, Insured, Ser. A, Rev., 7.375%,            21,075
                      05/15/07
   1,600,000      North Bergen Township, New Jersey, GO, 5.000%,               1,558,016
                    08/15/12
                                                                           -------------
                                                                              35,782,453
                                                                           -------------
                NEW YORK -- 20.0%
                --------------------------------------------------------
   1,450,000      Albany County, New York, South Mall, Ser. P, Rev.,           1,576,875
                    9.700%, 10/01/98
   2,250,000      Dutchess County, New York Resource Recovery Agency,          2,441,250
                    Solid Waste Management, Ser. A, Rev., 7.500%,
                    01/01/09
                  Metropolitan Transportation Authority of New York,
                    Commuter Facilities, Ser. A,
   3,450,000        Rev., 6.000%, 07/01/16                                     3,583,687
   5,000,000        Rev., 6.100%, 07/01/26                                     5,193,750
   5,000,000      Municipal Assistance Corp. for City of New York, New         5,450,000
                    York, Ser. 67, Rev., 7.625%, 07/01/08

                       See notes to financial statements.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
$  3,000,000      Nassau County, New York, IDA, Civic Facilities,          $   3,273,750
                    Hofstra University Project, Rev., 6.750%, 08/01/11
   5,000,000      New York City, New York Trust Cultural Resources,            5,443,750
                    Solomon R Guggenheim Foundation, Ser. A, Rev.,
                    7.250%, 12/01/15
  12,000,000      New York City, New York, Ser. A, GO, 6.250%, 08/01/08       12,510,000
                  New York State Dormitory Authority,
   4,500,000        Rochester University, Ser. A, Rev., 6.400%, 07/01/13       4,809,375
   2,500,000        Rockefeller University, Rev., 7.375%, 07/01/14             2,653,125
                  New York State Energy Research & Development
                    Authority, PCR,
   2,000,000        Central Hudson Gas, Ser. B-1, Rev., 7.375%, 10/01/14       2,185,000
   6,000,000        Niagara Mohawk Power Corp., Ser. A, Rev., 7.200%,          6,817,500
                      07/01/29
   2,000,000        State Water Revolving Fund, Ser. B, Rev., 7.100%,          2,195,000
                      09/15/11
   2,650,000        State Water Revolving Fund, Ser. D, Rev., 6.850%,          2,958,062
                      11/15/11
   3,000,000        New York State Environmental Quality, GO, 6.500%,          3,228,750
                      12/01/14
                  New York State Housing Finance Agency,
     715,000        Health Facilities, Monroe County, Ser. A, Rev.,              767,731
                      7.625%, 05/01/05
   4,000,000        State University Construction, Ser. A, Rev., 7.900%,       4,745,000
                      11/01/06
                  New York State Local Government Assistance Corp.,
   2,340,000        Ser. A, Rev., 7.000%, 04/01/08                             2,585,700
   5,000,000        Ser. B, Rev., 5.375%, 04/01/16                             4,875,000
   3,000,000        Ser. D, Rev., 7.000%, 04/01/11                             3,390,000
   5,500,000        TAN, 7.000%, 04/01/10                                      6,132,500
                  New York State Medical Care Facilities Financing
                    Agency,
   2,780,000        Hospital & Nursing Home, Insured Mortgage, Ser. C,         2,873,825
                      Rev., 6.250%, 08/15/12
   2,000,000        Special Obligation, Mental Health Services                 2,432,500
                      Facilities Improvement, Ser. A, Rev., 8.300%,
                      05/01/04
   4,000,000      New York State Mortgage Agency, Homeownership                4,215,000
                    Mortgage, Ser. JJ, Rev., 7.500%, 10/01/17
   5,500,000      New York State Thruway Authority, General Purpose,           5,692,500
                    Ser. C, Rev., 6.000%, 01/01/15
   4,085,000      New York State, GO, 6.300%, 09/15/10                         4,309,675

                       See notes to financial statements.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
$  4,100,000      New York State, GO, 6.300%, 09/15/11                     $   4,371,625
                  Port Authority, New York & New Jersey, Consolidated
                    Bonds,
   1,100,000        52nd Ser., Rev., 9.000%, 11/01/14                          1,219,625
   6,270,000        78th Ser., Rev., 6.500%, 04/15/11                          6,661,875
   2,100,000        94th Ser., Rev., 6.000%, 12/01/15                          2,157,750
     285,000      Suffolk County, New York Water Authority, Waterworks,          303,525
                    Unrefunded Balance 1993, Rev., 7.375%, 06/01/12
   9,000,000      Triborough Bridge & Tunnel Authority, New York,             10,192,500
                    Convention Center Project, Ser. E, Rev., 7.250%,
                    01/01/10
                                                                           -------------
                                                                             131,246,205
                                                                           -------------
                NORTH DAKOTA -- 0.9%
                --------------------------------------------------------
   5,000,000      Mercer County, North Dakota, PCR, Antelope Valley            5,968,750
                    Station, Rev., 7.200%, 06/30/13                        -------------
                OHIO -- 4.3%
                --------------------------------------------------------
                  Cleveland Ohio Public Power System First Mortgage,
   7,000,000        Ser. A, Rev., 7.000%, 11/15/24                             8,172,500
  17,000,000        Sub. Ser. 1, Rev., 5.000%, 11/15/24                       15,470,000
   5,000,000      Cleveland, Ohio Parking Facilities, Rev., 5.500%,            4,900,000
                    09/15/22
                                                                           -------------
                                                                              28,542,500
                                                                           -------------
                OREGON -- 1.0%
                --------------------------------------------------------
     300,000      Oregon State, GO, 11.000%, 12/01/98                            336,000
   5,780,000      Oregon State, Higher Education Building, Ser. A, GO,         6,155,700
                    6.450%, 08/01/24
                                                                           -------------
                                                                               6,491,700
                                                                           -------------
                PENNSYLVANIA -- 0.6%
                --------------------------------------------------------
   3,885,000      Pennsylvania State Higher Education Assistance Agency,       4,147,237
                    Student Loan, Ser. A, Rev., 6.800%, 12/01/00
      10,000      Pennsylvania State Public School Building Authority,            10,426
                    Rev., 10.300%, 11/01/97
                                                                           -------------
                                                                               4,157,663
                                                                           -------------
                PUERTO RICO -- 4.3%
                --------------------------------------------------------
                  Puerto Rico Commonwealth Aqueduct & Sewer Authority,
                    Ser. A,
   3,000,000        Rev., 7.875%, 07/01/17                                     3,221,250
   1,000,000        Rev., 8.700%, 07/01/99                                     1,103,750

                       See notes to financial statements.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
$  1,500,000      Puerto Rico Commonwealth Highway & Transportation        $   1,678,125
                    Authority, Refunded Balance, Ser. T, Rev., 6.625%,
                    07/01/18
   2,500,000      Puerto Rico Commonwealth, GO, 6.250%, 07/01/11               2,768,750
   5,000,000      Puerto Rico Electric Power Authority, Ser. Y, Rev.,          5,893,750
                    7.000%, 07/01/07
                  Puerto Rico Industrial, Medical & Environmental PCFFA,
   6,675,000        PepsiCo Inc. Project, Ser. A, Rev., 6.250%, 11/15/13       7,150,594
   3,000,000        Warner Lambert Co. Project, Rev., 7.600%, 05/01/14         3,262,500
   3,000,000      Puerto Rico Public Buildings Authority, Guaranteed,          3,345,000
                    Government Facilities, Ser. A, Rev., 6.250%,
                    07/01/11
                                                                           -------------
                                                                              28,423,719
                                                                           -------------
                SOUTH CAROLINA -- 2.5%
                --------------------------------------------------------
   6,000,000      Richland County, South Carolina School District No.          5,242,500
                    001, GO, 4.625%, 03/01/22
                  South Carolina State Housing Finance & Development
                    Authority,
   4,050,000        Ser. B (FHA Insured), Rev., 7.800%, 07/01/09               4,217,062
   2,000,000        Homeownership Mortgage Purchase, Ser. B, Rev.,             2,085,000
                      7.875%, 07/01/15
   5,000,000      South Carolina State Public Service Authority, Ser. A,       5,250,000
                    Rev., 6.250%, 01/01/22
                                                                           -------------
                                                                              16,794,562
                                                                           -------------
                SOUTH DAKOTA -- 0.6%
                --------------------------------------------------------
   3,000,000      Heartland Consumers Power District, Rev., 7.000%,            3,442,500
                    01/01/16
     435,000      South Dakota State Building Authority, Rev., 10.500%,          449,816
                    09/01/00
                                                                           -------------
                                                                               3,892,316
                                                                           -------------
                TEXAS -- 7.6%
                --------------------------------------------------------
   6,245,000      Arlington, Texas Independent School District, GO,            5,768,819
                    5.000%, 02/15/19
   6,500,000      Austin, Texas Utility System, Rev., 6.000%, 11/15/13         6,946,875
   2,000,000        Combined, Ser. A, Rev., 9.500%, 05/15/15                   2,305,000
   2,000,000        Ser. A, Big Book Entry, Rev., 8.000%, 11/15/16             2,267,500
                  Dallas-Fort Worth Texas Regional Airport, Ser. A,
   2,115,000        Rev., 7.375%, 11/01/08                                     2,471,906
   2,945,000        Rev., 7.375%, 11/01/09                                     3,441,969
   2,000,000        Rev., 7.375%, 11/01/11                                     2,330,000

                       See notes to financial statements.

VISTA SELECT TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                  Houston, Texas Water Conveyance System, Contract,
$  2,500,000        COP, Ser. F, COP 7.200%, 12/15/05                      $   2,925,000
   2,000,000        COP, Ser. F, COP 7.200%, 12/15/06                          2,355,000
  16,000,000        Jr. Lien, Ser. C, Rev., 5.375%, 12/01/27                  15,200,000
   3,500,000      Texas State, Texas Public Financing Authority, Ser. B,       3,819,375
                    GO, 6.000%, 10/01/06
                                                                           -------------
                                                                              49,831,444
                                                                           -------------
                UTAH -- 0.2%
                --------------------------------------------------------
   1,000,000      Sevier County, Utah School District Sevier School            1,241,250
                    District, GO, 9.200%, 05/01/03                         -------------
                VIRGINIA -- 0.5%
                --------------------------------------------------------
   3,000,000      Fairfax County, Virginia, Water Authority, Rev.,             3,078,750
                    6.000%, 04/01/22                                       -------------
                WISCONSIN -- 0.1%
                --------------------------------------------------------
     855,000      Wisconsin Housing & Economic Development Authority,            888,131
                    Home Ownership, Ser. D, Rev., 7.900%, 09/01/05
----------------------------------------------------------------------------------------
                TOTAL LONG-TERM MUNICIPAL BONDS                              645,648,155
                (COST $620,889,951)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.5%
----------------------------------------------------------------------------------------
  16,806,000    Provident Municipal Money Market Fund, 3.174%, 03/03/97       16,806,000
                  (Cost $16,806,000)
------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.9%                                $ 662,454,155
                (COST $637,695,951)
----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 96.0%
----------------------------------------------------------------------------------------
                ALABAMA -- 0.3%
                --------------------------------------------------------
$    660,000      Alabama State, GO, 7.000%, 08/01/05                      $     721,875
   1,320,000      Shelby County, Alabama Board of Education, Capital           1,369,500
                    Outlay School Warrants, 5.700%, 02/01/09
                                                                           -------------
                                                                               2,091,375
                                                                           -------------
                ARIZONA -- 0.6%
                --------------------------------------------------------
   3,000,000      Maricopa County, Arizona School District No. 4, Mesa         3,078,750
                    Unit, Ser. A, GO, 5.500%, 07/01/09
     660,000      Phoenix, Arizona Street & Highway User, Rev., 6.750%,          699,600
                    07/01/99
                                                                           -------------
                                                                               3,778,350
                                                                           -------------
                CALIFORNIA -- 2.7%
                --------------------------------------------------------
     660,000      California State, GO, 6.500%, 11/01/06                         745,800
   5,000,000      Los Angeles County, California Public Works Financing        5,368,750
                    Authority, Regional Park & Open Space District,
                    Rev., 6.000%, 10/01/08
     660,000      Los Angeles, California, Ser. A, GO, 5.800% , 09/01/07         701,250
   5,000,000      Sacramento, California Municipal Utility District,           5,168,750
                    Electric, Ser. H, Rev., 5.750%, 01/01/10
   4,920,000      San Francisco, California Bay Area Rapid Transit             5,055,300
                    District, Rev., 5.550%, 07/01/09
                                                                           -------------
                                                                              17,039,850
                                                                           -------------
                COLORADO -- 0.8%
                --------------------------------------------------------
     660,000      Boulder Valley, Colorado School District No. Re 2              701,250
                    Boulder, Ser. A, GO, 5.750%, 12/01/05
   4,000,000      Eagle Garfield & Routt Counties Colorado School              4,275,000
                    District No. Re 50J, GO, 6.125%, 12/01/09
                                                                           -------------
                                                                               4,976,250
                                                                           -------------
                CONNECTICUT -- 3.4%
                --------------------------------------------------------
                  Connecticut State,
     660,000          GO, 6.800%, 08/01/00                                       699,600
   1,000,000          Ser. B, GO, 6.750%, 07/15/03                             1,093,750
   1,320,000        Housing Finance Authority, Housing Mortgage                1,362,900
                      Financing Program, Ser. B4-Sub. B4, Rev., 6.800%,
                      11/15/98
                  Special Tax Obligation, Transportation Infrastructure,
   3,730,000          Ser. A, Rev., 5.375%, 09/01/08                           3,855,888
   4,735,000          Ser. A, Rev., 5.400%, 06/01/09                           4,817,863
   1,050,000          Ser. B, Rev., 6.000%, 10/01/04                           1,139,250
   7,000,000          Ser. C, Rev., 6.250%, 10/01/03                           7,673,750
     660,000          Ser. C, Rev., 6.700%, 12/01/01                             715,275
                                                                           -------------
                                                                              21,358,276
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                DELAWARE -- 0.4 %
                --------------------------------------------------------
                  Delaware Transportation Authority, Transportation
                    System,
$    860,000          Rev., 5.625%, 07/01/05                               $     903,000
     660,000          Rev., 6.750%, 07/01/98                                     683,100
     990,000      New Castle County, Delaware, GO, 5.400%, 10/01/06            1,023,413
                                                                           -------------
                                                                               2,609,513
                                                                           -------------
                FLORIDA -- 5.0%
                --------------------------------------------------------
                  Dade County Florida Aviation,
   2,545,000          Ser. A, Rev., 6.000%, 10/01/09                           2,723,150
   2,000,000          Ser. B, Rev., 6.400%, 10/01/06                           2,222,500
   2,620,000          Ser. E, Rev., 6.000%, 10/01/09                           2,852,525
     660,000      Florida School Boards Association Inc., Orange County          691,350
                    School Board Project, Rev., 6.250%, 07/01/05
                  Florida State,
   2,000,000        Department of Corrections COP, Okeechobee                  2,152,500
                      Correctional, 6.000%, 03/01/08
   2,675,000        Broward County Expressway Authority, Ser. A, GO,           2,723,418
                      6.500%, 07/01/03
                    Div. Board, Financial Department of General
                      Services, Department of Environmental Preservation
                      2000, Ser. A,
   5,000,000          Rev., 5.250%, 07/01/07                                   5,137,500
   8,000,000          Rev., 5.250%, 07/01/09                                   8,090,000
   4,475,000          Rev., 5.700%, 07/01/09                                   4,665,188
                                                                           -------------
                                                                              31,258,131
                                                                           -------------
                GEORGIA -- 3.4%
                --------------------------------------------------------
                  Georgia State,
   6,000,000          GO, 6.000%, 09/01/07                                     6,562,500
     660,000          Ser. A, GO, 6.000%, 03/01/04                               716,100
   5,000,000          Ser. F, GO, 6.500%, 12/01/07                             5,687,500
   2,285,000      Gwinnett County, Georgia, Recreational Authority,            2,427,813
                    Rev., 5.800%, 02/01/06
   5,000,000      Municipal Electric Authority, Georgia, Special               5,800,000
                    Obligation, Sixth Crossover Project #1, Rev.,
                    7.000%, 01/01/08
                                                                           -------------
                                                                              21,193,913
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                HAWAII -- 1.1%
                --------------------------------------------------------
$    660,000      Hawaii County, Hawaii, Ser. A, GO, 5.200%, 05/01/04      $     679,800
     660,000      Hawaii State, Ser. BP, GO, 5.750%, 08/01/08                    669,075
                  Honolulu, Hawaii, City & County, Ser. A,
   2,000,000          GO, 7.350%, 07/01/06                                     2,365,000
   2,500,000          GO, 7.300%, 07/01/03                                     2,859,375
                                                                           -------------
                                                                               6,573,250
                                                                           -------------
                ILLINOIS -- 1.7%
                --------------------------------------------------------
   1,500,000      Chicago, Illinois, Metropolitan Water Reclamation            1,741,875
                    District, Greater Chicago Capital Improvement Bonds,
                    GO, 7.000%, 01/01/08
   6,055,000      Chicago, Illinois, O'Hare International Airport,             6,213,944
                    Passenger Facilities Charge, Ser. A, Rev., 5.375%,
                    01/01/07
                  Illinois State,
   1,320,000          5.500%, 08/01/06                                         1,366,200
     660,000          6.400%, 08/01/01                                           699,600
     790,000      Kane County, Illinois Community United School District         864,063
                    No. 304, Geneva, GO, 6.100%, 06/01/06
                                                                           -------------
                                                                              10,885,682
                                                                           -------------
                INDIANA -- 0.5%
                --------------------------------------------------------
   3,000,000      Indianapolis, Indiana, Local Public Improvement Bond,        3,352,500
                    Ser. A, Rev., 6.500%, 01/01/11                         -------------
                KANSAS -- 0.8%
                --------------------------------------------------------
   5,000,000      Kansas City, Kansas, Ser. B, GO, 5.625%, 09/01/09            5,193,750
                                                                           -------------
                KENTUCKY -- 0.7%
                --------------------------------------------------------
   3,000,000      Kentucky State Turnpike Authority, Economic                  3,397,500
                    Development, Revitalization Projects, Rev., 6.500%,
                    07/01/08
     860,000      Owensboro Kentucky, Electric Light & Power, Rev.,            1,028,775
                    10.500%, 01/01/04
                                                                           -------------
                                                                               4,426,275
                                                                           -------------
                LOUISIANA -- 0.2%
                --------------------------------------------------------
   1,275,000      Louisiana Public Facilities Authority, Prerefunded,          1,383,375
                    Tulane University, Ser. A-1, Rev., 6.000%, 02/15/07    -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                MARYLAND -- 3.7%
                --------------------------------------------------------
                  Anne Arundel County, Maryland,
$  2,510,000        Consolidate General Improvement, GO, 6.000%,           $   2,720,213
                      08/01/08
   2,510,000        Consolidate General Improvement, GO, 6.000% ,              2,739,038
                      08/01/07
   1,470,000          Ser. B, GO, 6.800%, 06/01/04                             1,550,850
   1,320,000      Maryland State Department of Transportation, Second          1,342,717
                    Issue, Rev., 6.300%, 11/01/97
                  Maryland State Stadium Authority, Lease, Convention
                    Center Expansion,
   3,335,000          Rev., 5.750%, 12/15/08                                   3,505,919
   3,535,000          Rev., 5.800%, 12/15/09                                   3,702,913
                  Maryland State,
     660,000          First Ser., GO, 6.800%, 03/01/03                           704,550
   2,390,000          Fourth Ser. -- AL, GO, 7.000%, 10/15/02                  2,617,050
     660,000      Montgomery County, Maryland, Consolidated Public               700,425
                    Improvement, Ser. A, GO, 5.500%, 10/01/03
   3,155,000      University of Maryland, Systems Auxiliary Facility &         3,214,156
                    Tuition, Ser. A, Rev., 5.600%, 04/01/11
                                                                           -------------
                                                                              22,797,831
                                                                           -------------
                MASSACHUSETTS -- 6.5%
                --------------------------------------------------------
   5,000,000      Chelsea, Massachusetts, School Project Loan Act 1948,        5,281,250
                    GO, 5.900%, 06/15/08
  11,360,000      Massachusetts Bay Transportation Authority, General         11,658,200
                    Transportation Systems, Ser. A, Rev., 5.400%,
                    03/01/08
                  Massachusetts State,
   3,000,000          Ser. A, GO, 6.000%, 07/01/05                             3,243,750
   3,165,000          Ser. B, GO, 5.800%, 08/01/09                             3,307,425
   5,000,000          Ser. C, GO, 6.000%, 08/01/09                             5,393,750
   3,600,000        Consolidated Loan, Ser. C, GO, 6.700%, 11/01/09            4,036,500
   3,000,000        Housing Finance Agency, Residential Development,           3,217,500
                      FNMA Collection, Ser. C, Rev., 6.450%, 05/15/04
   1,320,000        Water Research Authority, Ser. A, Rev., 5.700%,            1,384,350
                        08/01/08
                  Southeastern Massachusetts University Building
                    Authority Project, Ser. A,
   1,000,000          Rev., 5.900%, 05/01/10                                   1,043,750
   1,980,000          Rev., 5.900%, 05/01/09                                   2,081,475
                                                                           -------------
                                                                              40,647,950
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                MICHIGAN -- 0.8%
                --------------------------------------------------------
$  3,565,000      Michigan State Underground Storage Tank Final            $   3,712,056
                    Assurance Authority, Ser. I, Rev., 5.750%, 05/01/10
   1,000,000      Pontiac Michigan General Building Authority, GO,             1,086,250
                    6.875%, 04/01/06
                                                                           -------------
                                                                               4,798,306
                                                                           -------------
                MINNESOTA -- 3.6%
                --------------------------------------------------------
     990,000      Metropolitan Council, Minnesota, Minneapolis-St. Paul        1,056,825
                    Metropolitan Area, Ser. D, GO, 6.600%, 09/01/04
                  Minnesota State,
   8,100,000          GO, 5.400%, 05/01/09                                     8,262,000
   5,230,000          GO, 6.000%, 11/01/06                                     5,726,850
   5,000,000          GO, 6.000%, 08/01/06                                     5,368,750
   2,000,000      Northern Municipal Power Agency, Minnesota Electric          2,112,500
                    Systems, Ser. A, Rev., 5.800%, 01/01/06
                                                                           -------------
                                                                              22,526,925
                                                                           -------------
                MISSISSIPPI -- 0.5%
                --------------------------------------------------------
                  Mississippi State,
   2,500,000          GO, 6.500%, 09/01/05                                     2,815,625
                                                                           -------------
                MONTANA -- 0.5%
                --------------------------------------------------------
   3,000,000      Montana State Board Investment, Payroll Tax, Workers         3,322,500
                    Compensation Project, Rev., 6.500%, 06/01/03           -------------
                NEBRASKA -- 2.4%
                --------------------------------------------------------
                  Omaha Public Power District, Nebraska Electric,
   2,500,000          Ser. A, Rev., 6.250%, 02/01/06                           2,721,875
     660,000          Ser. A, Rev., 6.300%, 02/01/07                             719,400
  11,000,000          Ser. C, Rev., 5.400%, 02/01/08                          11,412,500
                                                                           -------------
                                                                              14,853,775
                                                                           -------------
                NEVADA -- 1.2%
                --------------------------------------------------------
   2,670,000      Clark County, Nevada School District, Ser. A, GO,            2,808,066
                    7.300%, 03/01/99
                  Nevada State,
   1,000,000          Debenture 6.750%, 07/01/03                               1,066,250
   1,660,000        Municipal Bond Book Project, No 20-23-A, GO, 7.000%,       1,696,238
                      07/01/00
   1,000,000        Municipal Bond Book Project, No 20-23-A, GO, 7.200%,       1,021,830
                      07/01/02
   1,000,000        Municipal Bond Book, GO, 7.200%, 11/01/04                  1,110,000
                                                                           -------------
                                                                               7,702,384
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                NEW HAMPSHIRE -- 2.0%
                --------------------------------------------------------
                  New Hampshire Municipal Bond Bank,
$  1,195,000          Ser. A, Rev., 7.100%, 07/15/99                       $   1,263,713
   1,390,000          Ser. A, Rev., 7.300%, 07/15/01                           1,480,350
   3,750,000          Ser. C, Rev., 5.625%, 08/15/07                           3,937,500
   1,250,000          Ser. C, REV 5.750%, 08/15/11                             1,281,250
   4,535,000          Ser. C, Rev., 5.750%, 08/15/10                           4,688,056
                                                                           -------------
                                                                              12,650,869
                                                                           -------------
                NEW JERSEY -- 10.5%
                --------------------------------------------------------
   2,000,000      Atlantic City, New Jersey, GO, 7.050%, 01/01/01              2,182,500
   3,245,000      Elizabeth, New Jersey, General Improvement, GO,              3,557,331
                    6.250%, 08/15/08
                  New Jersey Economic Development Authority, Market
                    Transition Facility, Sr. Lien, Ser. A,
     955,000          Rev., 5.800%, 07/01/08                                   1,003,944
   8,800,000          Rev., 5.800%, 07/01/09                                   9,185,000
   4,000,000      New Jersey State Highway Authority, Garden State             4,005,000
                    Parkway General, Sr. Parkway, Rev., 5.200%, 01/01/09
                  New Jersey State Transportation Trust Fund,
                    Transportation Systems,
   5,000,000          Ser. A, Rev., 6.500%, 06/15/05                           5,593,750
   7,000,000          Ser. B, Rev., 5.500%, 06/15/09                           7,183,750
   5,000,000          Ser. B, Rev., 6.250%, 06/15/03                           5,450,000
                  New Jersey State Turnpike Authority,
   1,000,000          Rev., 10.375%, 01/01/03                                  1,191,250
   2,965,000          Ser. C, Rev., 6.500%, 01/01/08                           3,346,744
   1,090,000      New Jersey State, Governmental, GO, 6.000%, 08/01/05         1,174,475
                  New Jersey Wastewater Treatment Trust, Insured,
   4,955,000          Ser. A, Rev., 7.000%, 05/15/06                           5,729,890
   3,120,000          Ser. A, Rev., 7.000%, 05/15/09                           3,662,100
   2,910,000          Ser. A, Rev., 7.000%, 05/15/08                           3,411,975
   5,520,000          Ser. C, Rev., 6.875%, 06/15/07                           6,382,500
   2,000,000      Trenton, New Jersey, GO, 6.250%, 08/15/03                    2,195,000
                                                                           -------------
                                                                              65,255,209
                                                                           -------------
                NEW MEXICO -- 0.4%
                --------------------------------------------------------
   2,075,000      Gallup, New Mexico, PCR, Plains Electric Generation,         2,256,562
                    Rev., 6.400%, 08/15/05                                 -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                NEW YORK -- 16.1%
                --------------------------------------------------------
                  Metropolitan Transportation Authority of New York,
$  2,500,000        Commuter Facilities, Ser. A, Rev., 6.100%, 07/01/08    $   2,759,375
   4,000,000        Transportation Facilities, Ser. J, Rev., 6.375%,           4,290,000
                      07/01/10
   5,000,000        Transportation Facilities, Ser. K, Rev., 6.250%,           5,531,250
                      07/01/05
                  Municipal Assistance Corp. for City of New York, New
                    York,
   1,000,000          Ser. 62, Rev., 6.900%, 07/01/07                          1,028,710
   2,000,000          Ser. 65, Rev., 7.000%, 07/01/00                          2,107,500
   2,125,000          Ser. 68, Rev., 7.300%, 07/01/08                          2,297,656
   5,000,000          Ser. I, Rev., 6.250%, 07/01/07                           5,495,900
   1,000,000          TAN, 7.750%, 07/01/06                                    1,031,400
                  Nassau County, New York, Combined Sewer Districts,
                    Ser. A,
   1,130,000          GO, 6.700%, 07/01/05                                     1,252,887
   1,125,000          GO, 6.750%, 07/01/06                                     1,248,750
   2,260,000      Nassau County, New York, IDA, Civic Facilities,              2,466,225
                    Hofstra University Project, Rev., 6.600%, 08/01/05
   3,500,000      New York City, New York, Housing Development Corp.,          3,998,750
                    Growth & Income Secured Residential, Rev., 9.750%,
                    10/01/10
                  New York State Dormitory Authority,
   1,215,000        Pooled Capital Program, Rev., 7.800%, 12/01/05             1,292,456
   3,750,000        State University Educational Facilities, Ser. B,           3,862,500
                      Rev., 5.375%, 05/15/07
   3,455,000        State University Education, Ser. A, Rev., 6.250%,          3,727,081
                      05/15/09
   1,000,000        State University Education, Ser. A, Rev., 7.000%,          1,071,250
                      05/15/03
   1,095,000        State University Educational Facilities, Ser. R,           1,167,544
                      Rev., 7.400%, 07/01/06
     690,000        Unrefunded Balance, State University Educational             735,712
                      Facilities, Ser. A, Rev., 7.000%, 05/15/02
     165,000        Unrefunded Balance, State University Educational             175,519
                      Facilities, Ser. A, Rev., 7.000%, 05/15/03
     205,000        Unrefunded Balance, State University Educational             217,556
                      Facilities, Ser. A, Rev., 7.000%, 05/15/04
   2,000,000        St. John University, Rev., 6.700%, 07/01/04                2,200,000
                  New York State Environmental Facilities Corp., PCR,
                    State Water Revolving Fund,
   6,000,000        New York City Municipal, Ser. A, Rev., 5.750%,             6,405,000
                      06/15/08

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
                  New York City Municipal,
$  1,000,000          Ser. A, Rev., 6.900% , 06/15/02                      $   1,098,750
   1,000,000          Ser. A, Rev., 7.250%, 06/15/00                           1,090,000
   2,000,000          Ser. B, Rev., 6.700%, 09/15/04                           2,172,500
   1,200,000          Ser. D, Rev., 6.550%, 03/15/08                           1,296,000
   2,000,000          Ser. E, Rev., 6.300%, 06/15/02                           2,175,000
   5,000,000      New York State Housing Finance Agency, Housing Project       5,093,750
                    Mortgage, Ser. A, Rev., 5.400%, 11/01/05
                  New York State Local Assistance Corp.,
   2,500,000          Ser. C, Rev., 6.700%, 04/01/04                           2,721,875
     660,000          Ser. A, Rev., 5.700%, 04/01/08                             684,750
     350,000      New York State Medical Care Facilities Financing               375,375
                    Agency, Unrefunded Balance, Rev., 7.375%, 08/15/03
     975,000      New York State Mortgage Agency, Homeowner Mortgage,          1,014,000
                    Ser. EE-3, Rev., 7.700%, 10/01/10
   1,090,000      New York State Power Authority, General Purpose, Ser.        1,178,562
                    C, Rev., 9.500%, 01/01/01
                  New York State Thruway Authority, Highway & Bridge
                    Trust Fund,
   1,320,000          Ser. A, Rev., 5.300%, 04/01/07                           1,351,350
   4,000,000          Ser. A, Rev., 5.600%, 04/01/07                           4,175,000
   5,700,000          Ser. B, Rev., 6.000%, 04/01/08                           6,077,625
                  New York State, Ser. B,
   6,000,000          GO, 5.600%, 08/15/07                                     6,217,500
   6,585,000          GO, 5.700%, 08/15/10                                     6,716,700
   1,500,000      Port Authority, New York & New Jersey, Consolidated          1,524,375
                    Bonds, 102nd Ser., Rev., 5.500%, 10/15/10
     990,000      Westchester County, New York, IDA, Resource Recovery,        1,032,075
                    Resco Co. Project, Ser. A, Rev., 5.600%, 07/01/07
                                                                           -------------
                                                                             100,358,208
                                                                           -------------
                OHIO -- 5.1%
                --------------------------------------------------------
   2,000,000      Columbus, Ohio, Ser. 1, GO, 6.800%, 09/15/04                 2,200,000
   4,000,000      Montgomery County, Ohio, Solid Waste, Rev., 5.500%,          4,080,000
                    11/01/10
   3,360,000      Ohio State Building Authority, Adult Correctional,           3,519,600
                    Ser. A, Rev., 5.750%, 10/01/08
                  Ohio State Higher Educational Facility Commission,
   2,255,000          Ser. A, Rev., 6.500%, 05/01/01                           2,308,646
   1,435,000          Ser. B, Rev., 6.400%, 05/01/00                           1,469,038
   1,320,000          Bonds, Ser. 11-1990-A, Rev., 6.700%, 05/01/02            1,432,200
   5,365,000      Ohio State Infrastructure Improvement, GO, 5.250%,           5,552,775
                    08/01/05

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
$  1,370,000      Ohio State Public Facilities Commission, Mental          $   1,406,072
                    Health, Ser. A, Rev., 7.200%, 12/01/00
   6,000,000      Ohio State Turnpike Commission, Ser. A, Rev., 5.400%,        6,120,000
                    02/15/09
   2,500,000      Ohio State Water Development Authority, Safe Water           2,715,625
                    Ser., Rev., 6.000%, 06/01/07
     660,000      Olentangy Local School District, Ohio, Ser. A, GO,             707,025
                    5.850%, 12/01/07
                                                                           -------------
                                                                              31,510,981
                                                                           -------------
                OREGON -- 1.4%
                --------------------------------------------------------
   5,000,000      Portland, Oregon, Sewer Systems, Ser. A, Rev., 5.850%,       5,300,000
                    06/01/07
   3,500,000      Washington County, Oregon School District, No. 003,          3,745,000
                    Hillsboro, GO, 6.000%, 11/01/08
                                                                           -------------
                                                                               9,045,000
                                                                           -------------
                PENNSYLVANIA -- 1.6%
                --------------------------------------------------------
   2,625,000      Pennsylvania Convention Center Authority, Ser. A,            2,818,594
                    Rev., 6.600%, 09/01/00
                  Pennsylvania State,
   2,000,000          1st Ser. A, GO, 6.600%, 01/01/01                         2,155,000
   5,000,000          1st Ser., GO, 5.375%, 05/15/09                           5,087,500
                                                                           -------------
                                                                              10,061,094
                                                                           -------------
                PUERTO RICO -- 4.4%
                --------------------------------------------------------
                  Puerto Rico Commonwealth,
   5,500,000          GO, 5.500%, 07/01/09                                     5,706,250
  10,000,000          GO, 5.500%, 07/01/08                                    10,437,500
   4,045,000          Un-refunded Balance, 95, GO, 7.125%, 07/01/02            4,161,739
   5,000,000      Puerto Rico Electric Power Authority, Ser. M, Rev.,          5,206,250
                    6.900%, 07/01/98
   1,930,000      Puerto Rico Industrial Medical & Environmental PCFA,         1,944,185
                    Renasa Inc., Squibb Corp. Project, (AFICA) , Rev.,
                    6.500%, 07/01/04
                                                                           -------------
                                                                              27,455,924
                                                                           -------------
                RHODE ISLAND -- 0.9%
                --------------------------------------------------------
   5,000,000      Rhode Island State, Ser. A, GO, 6.100%, 06/15/03             5,406,250
                                                                           -------------
                SOUTH CAROLINA -- 0.3%
                --------------------------------------------------------
                  South Carolina State,
     990,000          Ser. U-Sub. Ser. U-A, GO, 6.800%, 02/01/04               1,038,015
     660,000          Ser. W, GO, 6.300%, 05/01/04                               710,325
                                                                           -------------
                                                                               1,748,340
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                TENNESSEE -- 0.8%
                --------------------------------------------------------
                  Memphis, Tennessee,
$  2,170,000          Ser. A, GO, 6.400%, 07/01/04                         $   2,273,075
   2,025,000          Water, Rev., 6.900%, 01/01/02                            2,138,906
     660,000      Shelby County, Tennessee, School Bonds, GO, 5.625%,            684,750
                    03/01/07
                                                                           -------------
                                                                               5,096,731
                                                                           -------------
                TEXAS -- 4.9%
                --------------------------------------------------------
     660,000      Arlington, Texas, Independent School District, School          689,425
                    Building & Referendum, Prerefunded, GO, 7.000%,
                    08/15/98
   5,775,000      Austin, Texas Independent School District, GO, 5.625%,       5,948,250
                    08/01/10
   5,000,000      Houston, Texas Water & Sewer Systems, Rev., 6.400%,          5,418,750
                    12/01/09
   7,665,000      Texas A&M University, Financing Systems, Rev., 6.000%,       8,268,619
                    05/15/04
     660,000      Texas State, Public Financing Authority, GO, 6.500%,           706,200
                    10/01/05
   7,500,000      Texas State, Ser. A, GO, 6.000%, 10/01/09                    8,231,250
   1,320,000      Texas Water Development Board, State Revolving Fund,         1,428,900
                    Sr. Lien, Rev., 6.200%, 07/15/05
                                                                           -------------
                                                                              30,691,394
                                                                           -------------
                VERMONT -- 3.1%
                --------------------------------------------------------
   4,100,000      Burlington, Vermont, Electric, Ser. A, Rev., 6.375%,         4,586,875
                    07/01/09
                  Vermont Municipal Bond Book, Ser. 1,
   3,000,000          Rev., 5.300%, 12/01/06                                   3,093,750
   3,475,000          Rev., 5.400%, 12/01/07                                   3,592,281
                  Vermont State, Ser. A,
   3,510,000          GO, 6.400%, 01/15/08                                     3,882,937
   3,510,000          GO, 6.500%, 01/15/09                                     3,891,712
                                                                           -------------
                                                                              19,047,555
                                                                           -------------
                VIRGINIA -- 1.0%
                --------------------------------------------------------
   5,515,000      Chesapeake Bay Bridge & Tunnel Commonwealth of               5,818,325
                    Virginia, General Resolution, Rev., 5.750%, 07/01/08
     660,000      Norfolk, Virginia, GO, 6.750%, 10/01/00                        702,075
                                                                           -------------
                                                                               6,520,400
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                WASHINGTON -- 1.2%
                --------------------------------------------------------
                  Washington State, Ser. C,
$  3,090,000          GO, 6.500%, 01/01/03                                 $   3,395,137
   3,800,000          GO, 6.500%, 01/01/04                                     4,208,500
                                                                           -------------
                                                                               7,603,637
                                                                           -------------
                WISCONSIN -- 1.5%
                --------------------------------------------------------
                  Wisconsin State,
   3,625,000          Clean Water, Ser. 1, Rev., 6.000%, 06/01/06              3,942,187
     660,000          Ser. A, GO, 5.000%, 11/01/00                               677,325
   3,145,000          Ser. B, GO, 7.000%, 05/01/04                             3,589,231
     990,000          Ser. E, GO, 6.550%, 05/01/00                             1,030,838
                                                                           -------------
                                                                               9,239,581
----------------------------------------------------------------------------------------
                TOTAL LONG-TERM MUNICIPAL BONDS                              599,533,521
                (COST $568,309,358)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.8%
----------------------------------------------------------------------------------------
  23,705,000    Provident Municipal Money Market Fund, 3.174%, 03/03/97       23,705,000
                  (Cost $23,705,000)
========================================================================================
                TOTAL INVESTMENTS -- 99.8%                                 $ 623,238,521
                (COST $592,014,358)
----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 96.3%
----------------------------------------------------------------------------------------
                GENERAL OBLIGATIONS -- 25.3%
                --------------------------------------------------------
$  1,150,000      Broome County, New York, 7.125%, 03/01/99                $   1,210,375
                  Erie County, New York,
     885,000        Public Improvement, 6.000%, 01/15/05                         948,056
     855,000        Ser. B, 6.000%, 03/15/06                                     913,781
   1,500,000      Manhasset, New York, UFSD, 7.300%, 01/01/98                  1,542,720
                  Monroe County, New York, Public Improvement,
   3,770,000        Partially Prerefunded, 6.000%, 03/01/01                    3,991,487
     730,000        Prerefunded 1995, 6.000%, 03/01/01                           773,800
   1,230,000        Ser. A, 6.000%, 03/01/12                                   1,317,637
   1,000,000        Ser. A, 6.000%, 03/01/18                                   1,060,000
   1,000,000        Ser. A, 6.000%, 03/01/19                                   1,062,500
   2,000,000      Nassau County, New York, General Improvements, Ser. Q,       1,947,500
                    5.200%, 08/01/12
                  New York City, New York,
     150,000        Escrowed to Maturity, Ser. H, 6.875%, 02/01/02               165,937
   2,275,000        Prerefunded, Ser. A, 8.000%, 08/15/18                      2,630,469
   1,500,000        Ser. A, 6.100%, 08/01/02                                   1,573,125
   4,000,000        Ser. A, 6.250%, 08/01/08                                   4,170,000
   1,500,000        Ser. A, 6.375%, 08/01/05                                   1,580,625
   1,000,000        Ser. D, 7.650%, 02/01/06                                   1,117,500
   2,500,000        Ser. E, 6.000%, 08/01/07                                   2,687,500
   1,935,000        Ser. E, 7.000%, 02/01/99                                   2,024,494
   1,445,000        Ser. F, 8.250%, 11/15/02                                   1,661,750
     500,000        Ser. H, 7.000%, 02/01/06                                     538,750
   1,000,000        Ser. H, 7.100%, 02/01/12                                   1,075,000
      25,000        Unrefunded Balance, Ser. A, 8.000%, 08/15/18                  28,313
     850,000        Unrefunded Balance, Ser. H, 6.875%, 02/01/02                 916,937
                  New York State,
   1,000,000        Unrefunded, Ser. A, 7.100%, 03/01/05                       1,112,500
   3,000,000        Special Bonds, 7.000%, 11/15/03                            3,318,750
   1,500,000        Special Bonds, 7.100%, 11/15/04                            1,665,000
   1,000,000        Special Bonds, 7.125%, 11/15/06                            1,111,250
   1,770,000      Oyster Bay, New York, 5.000%, 02/15/04                       1,798,762
                  Puerto Rico Commonwealth,
   2,300,000        6.500%, 07/01/13                                           2,576,000
   1,960,000        6.900%, 07/01/00                                           2,129,050

                       See notes to financial statements.

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                  Rochester, New York, Ser. A,
$  1,110,000        4.500%, 09/15/05                                       $   1,087,800
   1,180,000        4.500%, 09/15/06                                           1,144,600
   1,170,000        4.500%, 09/15/07                                           1,123,200
   1,050,000        4.500%, 09/15/08                                             992,250
     480,000        4.625%, 09/15/09                                             453,000
   1,065,000        Sullivan County, New York, Public Improvement,             1,057,012
                      5.000%, 03/15/08
                TOTAL GENERAL OBLIGATIONS (COST $52,172,365)                  54,507,430
                REVENUE BONDS -- 70.8%
                --------------------------------------------------------
   2,000,000      Battery Park City Authority, New York, Ser. A, 5.500%,       1,957,500
                    11/01/26
   1,250,000      Dutchess County, New York Resource Recovery Agency,          1,356,250
                    Solid Waste Management, Ser. A, 7.500%, 01/01/09
   2,000,000      Erie County, New York Water Authority Improvement &          2,075,000
                    Extension, 5.750%, 12/01/08
                  Metropolitan Transportation Authority of New York,
     500,000        Commuter Facilities, Ser. B, 6.100%, 07/01/09                550,000
   1,500,000        Service Contract, Commuter Facilities, Ser. O,             1,522,500
                      5.100%, 07/01/00
                  Municipal Assistance Corp. for City of New York, New
                    York,
     500,000        Ser. 68, 7.300%, 07/01/08                                    540,625
   2,400,000        Ser. E, 6.000%, 07/01/05                                   2,601,000
   6,500,000        Ser. G, 6.000%, 07/01/08                                   7,052,500
                  New York City, New York,
     440,000        Transportation Authority, Facilities, Livingston             443,850
                      Plaza Project, 4.900%, 01/01/04
   1,750,000        Trust Cultural Resources, Museum of Modern Art, Ser.       1,734,688
                      A, 5.400%, 01/01/12
   1,000,000        IDA, Civil Facilities, New School for Social               1,003,750
                      Research, Ser. A, 5.750%, 09/01/15
                  New York City, New York, Municipal Water Financing
                    Authority Water & Sewer Systems,
     505,000        Prerefunded, Ser. A, 7.000%, 06/15/09                        561,181
     495,000        Unrefunded Balance, Ser. A, 7.000%, 06/15/09                 542,644
  10,000,000        Ser. A, 5.500%, 06/15/24                                   9,562,500
                  New York State,
   1,000,000        2.750%, 07/01/04                                             862,500
     600,000        7.500%, 11/15/00                                             657,750
   3,340,000      New York State Bridge Authority, 6.000%, 01/01/06            3,619,725

                       See notes to financial statements.

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount         Issuer                                                       Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
                  New York State, Dormitory Authority, City University
                    System Consolidation,
$  2,000,000        Ser. B, 5.750%, 07/01/07                               $   2,127,500
   5,590,000        Ser. D, 7.000%, 07/01/09                                   6,425,412
   2,000,000        3rd Generation, Ser. 1, 5.250%, 07/01/08                   2,015,000
                  New York State, Dormitory Authority,
   1,545,000        City University System, Ser. D, 5.750%, 07/01/06           1,587,488
   1,000,000        Fordham University, 7.200%, 07/01/07                       1,095,000
   2,750,000        New York University, 6.375%, 07/01/07                      2,952,813
   1,000,000        Vassar College, 7.100%, 07/01/04                           1,105,000
   1,000,000        Vassar College, 7.125%, 07/01/10                           1,105,000
                  New York State Dormitory Authority, State University
                    Educational Facilities,
   2,380,000        Ser. A, 5.500%, 05/15/06                                   2,493,050
   3,500,000        Ser. A, 5.500%, 05/15/10                                   3,478,125
   5,000,000        Ser. A, 5.500%, 05/15/26                                   4,712,500
   1,250,000        Ser. A, 7.300%, 05/15/00                                   1,340,625
  10,000,000        Ser. B, 5.250%, 05/15/11                                   9,650,000
   2,000,000        Ser. C, 7.375%, 05/15/10                                   2,327,500
   5,000,000      New York State Energy Research & Development                 5,450,000
                    Authority, PCR, New York State Electric & Gas Corp.,
                    Ser. E, 5.900%, 12/01/06
   5,000,000      New York State Environmental Facilities, 7.250%,             5,562,500
                    06/15/10
                  New York State Housing Finance Agency,
   2,110,000        Health Facilities, Monroe County, Ser. A, 7.625%,          2,265,613
                      05/01/05
     835,000        Pre-Refunded, 8.000%, 11/01/08                               952,944
     650,000        Service, Contract Obligation, Ser. A, 7.375%,                745,063
                      09/15/21
   2,000,000        State University Construction, Ser. A, 7.150%,             2,011,500
                      05/01/97
   1,500,000        State University Construction, Ser. A, 7.900%,             1,779,375
                      11/01/06
   1,550,000        State University Construction, Ser. A, 8.000%,             1,914,250
                      05/01/11
     165,000        Unrefunded Balance, 8.000%, 11/01/08                         183,563
   2,000,000      New York State Local Government Assistance Corp., Ser.       2,142,500
                    A, 6.000%, 04/01/07
                  New York State Medical Care Facilities Financing
                    Agency,
   1,500,000        FHA Insured Mortgage Project A, 5.400%, 08/15/04           1,558,125
     780,000        FHA Insured Mortgage Project, 1995, Ser. C, 5.400%,          796,575
                      08/15/05
   3,335,000        Insured Mortgage Rev., 8.000%, 02/15/08                    3,536,034
     245,000        Prerefunded Balance, 7.700%, 08/15/03                        275,931
     280,000        Unrefunded Balance, 7.700%, 08/15/03                         307,300

                       See notes to financial statements.

VISTA SELECT NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------
$    340,000      New York State Mortgage Agency (FHA insured), 8.000%,    $     354,875
                    10/01/17
                  New York State Power Authority,
   3,700,000        General Purpose, Ser. CC, 5.000%, 01/01/14                 3,468,750
   1,000,000        Ser. V, 7.600%, 01/01/03                                   1,044,180
   1,550,000      New York State Thruway Authority, Service Contract,          1,594,563
                    Local Highways & Bridges, 5.800%, 04/01/00
   5,000,000      New York State Urban Development Corp., Correctional         5,231,250
                    Capital Facilities, 5.625%, 01/01/07
   5,000,000      Puerto Rico Commonwealth, Aqueduct & Sewer Authority,        5,368,750
                    Ser. A, 7.900%, 07/01/07
                  Puerto Rico Commonwealth, Highway & Transportation
                    Authority,
   5,635,000        Ser. Y, 5.250%, 07/01/00                                   5,782,919
   2,105,000        Ser. Z, 6.250%, 07/01/07                                   2,339,181
   1,800,000      Puerto Rico Electric Power Authority, Ser. X, 6.000%,        1,867,500
                    07/01/11
   2,000,000      Puerto Rico Public Buildings Authority, Rev.                 2,207,500
                    Guaranteed, Government Facilities, Ser. A, 6.250%,
                    07/01/13
                  Triborough Bridge & Tunnel Authority, New York,
   1,000,000        General Purpose, Ser. O, 7.400%, 01/01/05                  1,072,500
   7,125,000        General Purpose, Ser. Y, 6.000%, 01/01/12                  7,632,655
   2,000,000        Ser. L, 8.000%, 01/01/07                                   2,101,100
   3,500,000        Special Obligation, Ser. B, 6.875%, 01/01/15               3,797,500
                TOTAL REVENUE BONDS (COST $145,288,385)                      152,403,472
                TAX ANTICIPATION NOTE -- 0.2%
                --------------------------------------------------------
     500,000    Municipal Assistance Corp., City of New York, 7.750%,            515,700
                  07/01/06 (Cost $501,270)
----------------------------------------------------------------------------------------
                TOTAL LONG-TERM MUNICIPAL BONDS                              207,426,602
                (COST $197,962,020)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.5%
----------------------------------------------------------------------------------------
   5,420,000    Provident Municipal Fund of New York, 3.197%, 03/03/97         5,420,000
                  (Cost $5,420,000)
========================================================================================
                TOTAL INVESTMENTS -- 98.8%                                 $ 212,846,602
                (COST $203,382,020)
----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
  Amount       Issuer                                                           Value
----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 99.1%
----------------------------------------------------------------------------------------
               CERTIFICATES OF PARTICIPATION -- 1.1%
               -----------------------------------------------------------
$   570,000      New Jersey State Transportation Corp., COP, 6.200%,         $    619,163
                   10/01/02 (Cost $567,337)                                  ------------
               GENERAL OBLIGATIONS -- 39.2%
               -----------------------------------------------------------
    855,000      Bergen County, New Jersey, General Improvement, 6.250%,          916,988
                   11/15/00
    570,000      Camden County, New Jersey, 7.000%, 12/01/05                      605,625
  1,140,000      Cherry Hill Township, New Jersey, 6.100%, 06/01/07             1,211,250
    710,000      Dover Township, New Jersey, 6.100%, 10/15/04                     774,788
    500,000      East Windsor, New Jersey, Municipal Utility Authority,           506,250
                   5.000%, 12/01/06
    570,000      Edison Township, New Jersey, School District, 6.500%,            633,413
                   06/01/04
  1,140,000      Hamilton Township, Atlantic County, New Jersey, School         1,212,675
                   District, 5.875%, 12/15/07
  1,000,000      Hunterdon, New Jersey, Central Regional High School            1,015,000
                   District, 5.400%, 05/01/09
  2,060,000      Jersey City, New Jersey, General Improvement, Ser. A,          2,222,225
                   6.000%, 10/01/05
    570,000      Monmouth County, New Jersey, Utilities, 6.900%, 08/01/04         621,300
                 New Jersey State,
  1,425,000        Governmental, 6.000%, 08/01/03                               1,530,094
  1,535,000        Governmental, 6.250%, 08/01/06                               1,675,069
  1,140,000        Ser. B, 6.250%, 01/15/04                                     1,251,150
  1,140,000        Ser. D, 5.750%, 02/15/06                                     1,219,800
  1,570,000      North Bergen Township, New Jersey, 5.000%, 08/15/11            1,538,349
                 Ocean County, New Jersey,
    570,000        6.800%, 06/15/00                                               612,750
    570,000        General Improvement, 5.125%, 07/01/02                          586,387
    570,000        General Improvement, 6.375%, 04/15/03                          623,438
    570,000        Ser. A, 6.250%, 10/01/04                                       614,887
                 Sussex County, New Jersey,
    570,000        6.750%, 08/01/00                                               604,200
  1,000,000        General Improvement, 6.000%, 04/01/09                        1,051,250
  1,000,000        General Improvement, 6.000%, 04/01/08                        1,057,500
    625,000      Woodbridge Township, New Jersey, General Improvement,            675,781
                   6.650%, 08/01/04
                                                                             ------------
                 TOTAL GENERAL OBLIGATIONS (COST $21,594,629)                  22,760,169
                                                                             ------------
                 REVENUE BONDS -- 58.8%
               -----------------------------------------------------------
    855,000      Atlantic City, New Jersey, Improvement Authority Luxury          888,131
                   Tax, Convention Center, 6.700%, 07/01/98

                       See notes to financial statements.

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
$ 2,110,000      Bergen County, New Jersey, Utility Authority, Ser. A,       $  2,247,150
                   6.000%, 06/15/01
  2,000,000      Brick Township, New Jersey, Municipal Utilities                1,987,500
                   Authority, 5.200%, 12/01/10
  1,000,000      Delaware River & Bay Authority, Delaware Authority,              996,250
                   5.200%, 01/01/10
                 Middlesex County, New Jersey, Utilities Authority
  1,255,000        6.100%, 12/01/01                                             1,345,987
    715,000        Ser. A, 6.100%, 09/15/00                                       757,006
  1,555,000      Monmouth County, New Jersey, Improvement Authority,            1,663,850
                   Recreational Facilities, 6.625%, 12/01/05
                 New Jersey, Economic Development Authority,
  1,710,000        Market Transition Facility, Sr. Lien, Ser. A, 5.800%,        1,797,637
                     07/01/08
  1,200,000        Market Transition Facility, Sr. Lien, Ser. A, 5.800%,        1,252,500
                     07/01/09
    855,000        Trenton Office Complex, 6.600%, 06/15/98                       883,856
                 New Jersey, Health Care Facilities Financing Authority,
    845,000        FHA Insured, Cathedral Health, Ser. A, 6.950%, 02/15/01        917,881
    570,000        Society of the Valley Hospital, Ser. C, 6.600%,                609,900
                     07/01/00
  1,170,000        St. Elizabeth Hospital Obligation Group, 6.000%,             1,164,150
                     07/01/14
    835,000        St. Peters Medical Center, Ser. E, 6.500%, 07/01/06            918,500
                 New Jersey, Sports & Exposition, Ser. A,
  1,255,000        6.200%, 03/01/03                                             1,372,656
    800,000        6.500%, 03/01/07                                               880,000
    570,000      New Jersey State, Educational Facilities Authority,              585,949
                   Princeton University, Ser. A, 6.450%, 07/01/99
  1,500,000      New Jersey State, Transportation Trust Fund,                   1,516,875
                   Transportation Systems, Ser. A, 5.500%, 06/15/11
                 New Jersey State, Turnpike Authority,
  1,140,000        Ser. A, 5.800%, 01/01/02                                     1,184,175
  1,140,000        Ser. A, 6.400%, 01/01/02                                     1,212,675
  1,140,000        Ser. C, 6.250%, 01/01/10                                     1,197,000
                 New Jersey Wastewater,
    570,000        Ser. B, 6.900%, 05/15/00                                       604,200
    570,000        Treatment Trust, 6.875%, 06/15/06                              621,300
  1,140,000      North Jersey District Water Supply, Wanaque South              1,197,000
                   Project, 5.500%, 07/01/03
  1,140,000      Northwest Bergen County, New Jersey, Utilities Authority,      1,221,225
                   6.000%, 07/15/07

                       See notes to financial statements.

VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
$ 1,140,000      Ocean County, New Jersey, Utilities Authority, 6.300%,      $  1,162,800
                   01/01/00
                 Port Authority, New York & New Jersey, Consolidated
                   Bonds,
  1,000,000        102nd Ser., 5.500%, 10/15/10                                 1,016,250
    855,000        78th Ser., 6.100%, 10/15/02                                    924,469
  1,140,000        79th Ser., 6.000%, 07/15/05                                  1,242,600
    685,000      Rutgers State University, New Jersey, 6.700%, 05/01/01           734,662
                                                                             ------------
                 TOTAL REVENUE BONDS (COST $32,400,164)                        34,104,134
-----------------------------------------------------------------------------------------
               TOTAL LONG-TERM MUNICIPAL BONDS                                 57,483,466
               (COST $54,562,130)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.8%
     ------------------------------------------------------------------------------------
  1,623,000    Provident New Jersey Money Market Fund, 3.072%, 03/01/97         1,623,000
                 (Cost $1,623,000)
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 101.9%                                   $ 59,106,466
               (COST $56,185,130)
-----------------------------------------------------------------------------------------
COP            =    Certificate of Participation
FHA            =    Federal Housing Authority
FNMA           =    Federal National Mortgage Association
GNMA           =    Government National Mortgage Association
GO             =    General Obligation
IDA            =    Industrial Development Authority
PCFA           =    Pollution Control Financing Authority
PCR            =    Pollution Control Revenue
Rev.           =    Revenue Bond
Special Tax    =    Special Tax Assessment
TAN            =    Tax Anticipation Note
UFSD           =    Union Free School District

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                Vista Select
                                          --------------------------------------------------------
                                                         Intermediate     New York     New Jersey
                                            Tax Free       Tax Free       Tax Free      Tax Free
                                          Income Fund    Income Fund    Income Fund    Income Fund
                                          ------------   ------------   ------------   -----------
ASSETS:
 Investment securities, at value (Note
   1).................................... $662,454,155   $623,238,521   $212,846,602  $59,106,466
 Cash....................................          769              4          5,336          372
 Other assets............................       47,389         54,443         14,416        9,359
 Unamortized organization costs..........       53,133         40,466         16,083        6,973
 Receivables:
   Investment securities sold............   10,433,696     10,314,650             --           --
   Interest..............................    9,597,886      7,812,245      2,810,350      767,692
   Receivable from affiliate.............       13,140         14,310          7,005        7,451
   Fund shares sold......................      631,712        268,341        660,000           --
                                          ------------   ------------   ------------   -----------
       Total Assets......................  683,231,880    641,742,980    216,359,792   59,898,313
                                          ------------   ------------   ------------   -----------

LIABILITIES:
 Payable for investment securities
   purchased.............................   23,124,239     14,510,138             --    1,545,763
 Payable for Fund shares redeemed........      607,360             --          2,000       78,000
 Dividends payable.......................    3,136,633      2,774,083        922,411      265,690
 Organization costs payable..............       45,325         22,474         11,397        3,878
 Other liabilities.......................        3,146          3,875             --        3,597
 Accrued liabilities: (Note 2)
   Custody fees..........................       13,140         14,310          7,005        2,451
   Other.................................       57,559         61,305         21,213        9,592
                                          ------------   ------------   ------------   -----------
       Total Liabilities.................   26,987,402     17,386,185        964,026    1,908,971
                                          ------------   ------------   ------------   -----------

NET ASSETS:
 Paid in capital.........................  630,687,045    588,223,359    205,681,106   55,017,090
 Accumulated undistributed net investment
   income................................       49,594        (41,915)        25,549       (1,949)
 Accumulated net realized gain on
   investment transactions...............      749,635      4,951,188        224,529       52,865
 Net unrealized appreciation of
   investments and futures...............   24,758,204     31,224,163      9,464,582    2,921,336
                                          ------------   ------------   ------------   -----------
   Net Assets:........................... $656,244,478   $624,356,795   $215,395,766  $57,989,342
                                          ============   ============   ============   ===========

Shares of beneficial interest outstanding
 ($.001 par value; unlimited number of
 shares authorized)......................  102,836,412     57,964,313     30,281,131    5,797,632

Net asset value, maximum offering price
 and redemption price per share (net
 assets/shares outstanding)..............        $6.38         $10.77          $7.11       $10.00
                                          ============   ============   ============   ===========
Cost of investments...................... $637,695,951   $592,014,358   $203,382,020  $56,185,130
                                          ============   ============   ============   ===========

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS
For the period ended February 28, 1997* (unaudited)
--------------------------------------------------------------------------------

                                                                Vista Select
                                           ------------------------------------------------------
                                                         Intermediate    New York     New Jersey
                                            Tax Free       Tax Free      Tax Free      Tax Free
                                           Income Fund   Income Fund    Income Fund   Income Fund
                                           -----------   ------------   -----------   -----------

INTEREST INCOME: (Note 1C)................ $6,305,218    $ 5,638,967    $1,951,039    $  530,110
                                           -----------   -----------    -----------   ----------
EXPENSES: (Note 2)
 Administration fees......................    159,093        151,410        50,740        13,831
 Investment advisory fees.................    318,186        302,822       101,481        27,698
 Custodian fees...........................     26,280         28,619        14,009         4,901
 Printing and postage.....................        808            808           808           808
 Professional fees........................      5,442          4,288         2,667         2,537
 Registration costs.......................        808            808           808           808
 Transfer agent fees......................      5,303          5,047         3,383           923
 Trustees fees and expenses...............      5,303          5,047         1,691           461
 Amortization of organization costs (Note
   1H)....................................      2,009          1,530           608           264
 Other....................................      1,537            646           172           679
                                           -----------   -----------    -----------   ----------
       Total expenses.....................    524,769        501,025       176,367        52,910
 Less amounts waived (Note 2D)............    477,279        454,232       152,221        41,529
 Less amounts bourne by Chase.............     26,280         28,619        14,009         9,901
                                           -----------   -----------    -----------   ----------
   Net expenses...........................     21,210         18,174        10,137         1,480
                                           -----------   -----------    -----------   ----------
   Net investment income..................  6,284,008      5,620,793     1,940,902       528,630
                                           -----------   -----------    -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain on investment
   transactions...........................    749,635      4,951,188       224,529        52,865
 Change in net unrealized appreciation on
   investments............................ 24,758,204     31,224,163     9,464,582     2,921,336
                                           -----------   -----------    -----------   ----------
 Net realized and unrealized gain on
   investments............................ 25,507,839     36,175,351     9,689,111     2,974,201
                                           -----------   -----------    -----------   ----------
 Net increase in net assets from
   operations............................ $31,791,847    $41,796,144   $11,630,013    $3,502,831
                                           ===========   ===========    ===========   ==========

---------------
* Funds commenced operations January 1, 1997.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
For the period January 1, 1997* through February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                Vista Select
                                          --------------------------------------------------------
                                                         Intermediate     New York     New Jersey
                                            Tax Free       Tax Free       Tax Free      Tax Free
                                          Income Fund    Income Fund    Income Fund    Income Fund
                                          ------------   ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net investment income................... $  6,284,008   $  5,620,793   $  1,940,902   $  528,630
 Net realized gain on investments and
   futures transactions..................      749,635      4,951,188        224,529       52,865
 Change in net unrealized appreciation on
   investments and futures
   transactions..........................   24,758,204     31,224,163      9,464,582    2,921,336
                                          ------------   ------------   ------------   -----------
 Increase in net assets from
   operations............................   31,791,847     41,796,144     11,630,013    3,502,831
                                          ------------   ------------   ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income...................   (6,234,414)    (5,662,708)    (1,915,353)    (530,579)
                                          ------------   ------------   ------------   -----------

Increase from capital share transactions
 (Note 5)................................  630,687,045    588,223,359    205,681,106   55,017,090
                                          ------------   ------------   ------------   -----------
   Total increase........................  656,244,478    624,356,795    215,395,766   57,989,342

NET ASSETS:
 Beginning of period.....................           --             --             --           --
                                          ------------   ------------   ------------   -----------
 End of period........................... $656,244,478   $624,356,795   $215,395,766   $57,989,342
                                          ============   ============   ============   ===========

---------------
* Funds commenced operations January 1, 1997.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Mutual Fund Select Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Vista Select Tax Free Income Fund ("TFI"), Vista Select Intermediate Tax Free Income Fund ("ITFI") Vista Select New York Tax Free Income Fund ("NYTFI"), and Vista Select New Jersey Tax Free Income Fund ("NJTFI") (collectively the "Funds"), are separate portfolios of the Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Funds:

    A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

    B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

    D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

    As of February 28, 1997, the Funds had no outstanding futures contracts.

    E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    F. Distributions to shareholders -- Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    G. Allocation of expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

    H. Organization Costs -- Organization and initial registration costs incurred in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.D. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

    The Advisor voluntarily waived all or a portion of advisory fees as outlined in Note 2.D. below.

    B. Distribution and Sub-administration fees -- Pursuant to a Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group Inc. (BISYS), provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Distributor voluntarily waived all or a portion of Sub-administration fees as outlined in Note 2.D. below.

    C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.D. below.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    D. Waivers of fees -- For the two month period ended February 28, 1997, the Advisor, Distributor and Administrator voluntarily waived fees for each of the Funds as follows:

                                              TFI         ITFI         NYTFI       NJTFI
                                           ---------    ---------    ---------    --------
    Administration/Sub-administration...   $ 159,093    $ 151,410    $  50,740    $ 13,831
    Advisory............................     318,186      302,822      101,481      27,698
                                           ---------    ---------    ---------    --------
                                           $ 477,279    $ 454,232    $ 152,221    $ 41,529
                                           =========    =========    =========    ========
    Expense assumed by Chase:              $  26,280    $  28,619    $  14,009    $  9,901

    E. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. INVESTMENT TRANSACTIONS -- Purchases and sales of investments (excluding short-term investments) were as follows:

                                   TFI             ITFI            NYTFI           NJTFI
                               ------------    -------------    ------------    -----------
Purchases (Excluding U.S.
  Govt.)....................   $ 78,988,499    $ 109,751,471    $ 16,010,302    $ 2,714,881
Sales (Excluding U.S.
  Govt.)....................     63,525,761      112,539,420       4,529,963      2,306,696

4. FEDERAL INCOME TAX MATTERS -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 1997, are as follows:

                               TFI             ITFI             NYTFI           NJTFI
                          -------------    -------------    -------------    ------------
Aggregate cost.........   $ 637,695,951    $ 592,014,358    $ 203,382,020    $ 56,185,130
                          -------------    -------------    -------------    ------------
Gross unrealized
  appreciation.........      25,880,393       31,315,264        9,657,569       2,922,929
Gross unrealized
  depreciation.........      (1,122,189)         (91,101)        (192,987)         (1,593)
                          -------------    -------------    -------------    ------------
Net unrealized
  appreciation.........   $  24,758,204    $  31,224,163    $   9,464,582    $  2,921,336
                          =============    =============    =============     ===========

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST -- Transactions in Shares of Beneficial Interest were as follows:

                                                                Vista Select
                                                                  Tax Free
                                                                Income Fund
                                                       ------------------------------
                                                         01/01/97* Through 2/28/97
                                                       ------------------------------
                                                          Amount            Shares
                                                       ------------       -----------
Shares sold........................................... $650,227,785       105,918,763
Shares issued in reinvestment of distributions........    2,955,081           464,635
Shares redeemed.......................................  (22,495,821)       (3,546,986)
                                                       ------------       -----------
Net increase (decrease) in Trust shares outstanding... $630,687,045       102,836,412
                                                       =============      ===========

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                 Vista Select
                                                             Intermediate Tax Free
                                                                  Income Fund
                                                         -----------------------------
                                                           01/01/97* Through 2/28/97
                                                         -----------------------------
                                                            Amount            Shares
                                                         ------------       ----------
Shares sold............................................. $601,913,206       59,243,380
Shares issued in reinvestment of distributions..........    2,888,625          269,210
Shares redeemed.........................................  (16,578,472)      (1,548,277)
                                                         ------------       ----------
Net increase (decrease) in Trust shares outstanding..... $588,223,359       57,964,313
                                                         =============      ==========

                                                                 Vista Select
                                                               New York Tax Free
                                                                  Income Fund
                                                         -----------------------------
                                                           01/01/97* Through 2/28/97
                                                         -----------------------------
                                                            Amount            Shares
                                                         ------------       ----------
Shares sold............................................. $209,320,179       30,795,344
Shares issued in reinvestment of distributions..........      335,570           47,397
Shares redeemed.........................................   (3,974,643)        (561,610)
                                                         ------------       ----------
Net increase (decrease) in Trust shares outstanding..... $205,681,106       30,281,131
                                                         =============      ==========

                                                                  Vista Select
                                                              New Jersey Tax Free
                                                                  Income Fund
                                                          ----------------------------
                                                           01/01/97* Through 2/28/97
                                                          ----------------------------
                                                             Amount           Shares
                                                          ------------       ---------
Shares sold.............................................. $ 55,371,941       5,833,236
Shares issued in reinvestment of distributions...........      264,889          26,568
Shares redeemed..........................................     (619,740)        (62,172)
                                                          ------------       ---------
Net increase (decrease) in Trust shares outstanding...... $ 55,017,090       5,797,632
                                                          =============      =========

---------------
* Commencement of operations

6. CONCENTRATION OF CREDIT RISK -- The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, NYTFI and NJTFI primarily investing in issuers in the States of New York and New Jersey, respectively. TFI invested approximately 20% of its assets in issuers in the State of New York. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

7. TRUSTEE COMPENSATION -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the two months ended February 28, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                                                              Accrued
                                                                 Pension      Pension
                                                                 Expenses     Liability
                                                                 --------     -------
TFI..........................................................     $2,534      $40,894
ITFI.........................................................      2,396       38,651
NYTFI........................................................        772       12,457
NJTFI........................................................        224        3,600

SELECTED DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
For the period January 1, 1997* through February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                                               Vista Select
                                                                         --------------------------------------------------------
                                                                                        Intermediate    New York      New Jersey
                                                                          Tax Free       Tax Free       Tax Free       Tax Free
                                                                         Income Fund    Income Fund    Income Fund    Income Fund
                                                                         -----------    -----------    -----------    -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................    $    6.35      $   10.71      $    7.06       $  9.95
                                                                         -----------    -----------    -----------    -----------
  Income from Investment Operations
    Net Investment Income.............................................        0.061          0.097          0.066         0.092
    Net Gains or Losses in Securities (both realized and
      unrealized).....................................................        0.030          0.060          0.050         0.050
                                                                         -----------    -----------    -----------    -----------
    Total from Investment Operations..................................        0.091          0.157          0.116         0.142
                                                                         -----------    -----------    -----------    -----------
  Less Distributions:
    Dividends from Net Investment Income..............................        0.061          0.097          0.065         0.093
                                                                         -----------    -----------    -----------    -----------
    Total Distributions...............................................        0.061          0.097          0.065         0.093
                                                                         -----------    -----------    -----------    -----------
Net Asset Value, End of Period........................................    $    6.38      $   10.77      $    7.11       $ 10.00
                                                                         ==========     ==========     ==========     ==========
Total Return..........................................................        4.18%          4.29%          4.03%         2.83%
Ratios/Supplemental Data:
  Net Assets, End of Period (000 omitted).............................    $ 656,244      $ 624,357      $ 215,396       $57,989
  Ratios to Average Net Assets: #
    Ratio of Expenses.................................................        0.02%          0.02%          0.03%         0.02%
    Ratio of Net Investment Income....................................        5.93%          5.57%          5.74%         5.72%
    Ratio of Expenses Without Waivers and Assumption of Expenses......        0.50%          0.50%          0.52%         0.57%
    Ratio of Net Investment Income Without Waivers and Assumption of
      Expenses........................................................        5.45%          5.09%          5.25%         5.17%
Portfolio Turnover Rate...............................................          10%            18%             2%            4%

---------------
 * Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

                              VISTA SERVICE CENTER
                                P.O. BOX 419392
                             KANSAS CITY, MO 64179

                       Investment Adviser, Administrator
                                 and Custodian
                            The Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                                 Transfer Agent
                               DST Systems, Inc.

                                 Legal Counsel
                           Simpson Thacher & Bartlett

                            Independent Accountants
                              Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanies by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-622-4273. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                                                                      VSTF-3-497